UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2016

Item 1. Report to Stockholders.

Calvert Small Cap Fund

Semi-Annual Report March 31, 2016 E-Delivery Sign-Up — Details Inside

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1	President's Letter
2	Portfolio Management Discussion
6	Understanding Your Fund's Expenses
7	Schedule of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
16	Notes to Financial Statements
20	Financial Highlights
24	Proxy Voting
24	Availability of Quarterly Portfolio Holdings
24	Basis for Board's Approval of Investment Advisory Contract

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
Historically, environmental and social initiatives have been accomplished through the singular passage of legislation designed to remediate the impact of one significant influence on a singular populace. Commencing with the anti-deforestation efforts in 1842, followed by environmental legislation in industrialized nations to regulate smoke pollution in 1863, arguably, a predecessor to the ubiquitous stop smoking campaigns of today; the previous approach, put forth largely by developed nations, served to the benefit of their citizens and not the rest of the Earth's populace - the majority.
However, the year of 2015 marked a dynamic and exciting shift in the resolution of contemporary environmental and social causes - global leaders from all facets of society, collectively, took action to create global policy platforms with far reaching agendas designed to accelerate our global society's evolution towards a more sustainable and inclusive state. The Pope's Encyclical, issued June 18, 2015, called for the establishment of a new partnership between science and religion to combat human-driven climate change. The United Nations formalized the United Nations Sustainable Development Goals, which included seventeen Sustainable Development Goals (SDGs) geared towards dramatically reducing poverty, fighting inequality and injustice, and tackling climate change by 2030. The COP 21 (Conference of Parties to the 21 session of the United Nations Framework Convention on Climate Change) introduced a historic agreement to combat climate change and accelerate both the action and investment needed for a sustainable low carbon future. Indeed, these are a mere few examples of the broad reaching directives recently initiated in order to encourage action and stress accountability.
Additionally, and importantly, resolution has not only been limited to direct impact policy changes, but also by investors’ behavior and preference. Recognizing the demand by investors to be influencers of change through their capital allocations, the United States Department of Labor (“DOL”) issued Interpretive Bulletin (“IB”) 2015-01 in October of 2015. This bulletin updated and clarified the DOL’s position on how fiduciary investors may best utilize knowledge of a prospective investment’s key environmental, social and governance indicators when making investment decisions for retirement plans. Essentially, the DOL has created a platform that allows fiduciaries to utilize ESG information in their investment decisions regarding a variety of retirement assets, including, but not limited to, IRA accounts; 401(K) accounts; and retirement accounts monitored by a company or union. This legislation is a powerful and fundamental change, especially given- retirement assets represent over $24 trillion and, thus if purposefully directed, may effect meaningful impact. IB 2015-01 is an exciting development in the world of socially responsible investing as it will provide access to vast amounts of capital that can be used to encourage and facilitate better corporate practices.
Change is here. Our challenge, collectively as socially conscious investors, will be to maintain its momentum and focus. Through your investment in the Calvert Funds you are engaged and influential in this movement. By allocating capital only to the best environmentally and socially governed corporations, we-alongside you, encourage good corporate citizenry. Our shareholder advocacy efforts, which fundamentally represent you as a shareholder, consistently monitor and challenge poor corporate policy, thus effecting positive outcomes. Through your support, we are able to partner with academics and industry renowned technicians to produce innovative research that will help to provide both better ESG investment solutions and a more lasting impact.
This is an exciting time and we at Calvert appreciate servicing you, as fund shareholders, and look forward to the future together as we navigate the waters of progress.
Respectfully,
John Streur
May 2016

calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

PORTFOLIO MANAGEMENT DISCUSSION

Joshua Linder, CFA Portfolio Manager	Christopher Madden, CFA Portfolio Manager
Kurt Moeller, CFA Portfolio Manager	Jade Huang Portfolio Manager
Market Review
Equity markets generally performed well over the trailing six months. However, positive returns from most major global equity indices masked the market volatility that played out during the period as concerns about global economic weakness and the implications of plunging oil prices weighed on investor sentiment. U.S. stocks benefited from solid macroeconomic data and an improving labor market. On the other hand, additional monetary easing by the European Central Bank (ECB) and Bank of Japan (BOJ) was met by investor skepticism as European and Japanese equities continued to struggle.
For the six-month period ended March 31, 2016, the Russell 2000 Index returned 2.02%. Domestic small cap stocks underperformed their large cap counterparts, due in part to investors’ preference for larger companies amidst a more volatile backdrop and the prospect of rising rates. The Federal Reserve (the Fed) elected to raise interest rates in December for the first time in nine years. However, by mid-February investor fears of a global recession began to subside, prompting a rally in equities that was led by small-cap stocks. The Fed’s incrementally cautious outlook later in the period also lowered market expectations for further rate hikes.
Dovish comments from the Fed similarly triggered a decline in the U.S. dollar, which provided a lift to commodity prices, including oil. The price of oil dropped below $30/barrel at one point before ending the period just shy of $40/barrel. Emerging markets (EM) benefited from the weaker dollar and higher commodity prices, and with economic data out of China showing signs of stabilization, EM stocks also participated in the market recovery.
Investment Strategy and Technique
The Fund normally invests at least 80% of its assets in small-cap stocks, using fundamental, quantitative, and macro-economic research and analyses, while integrating Calvert’s proprietary views on environmental, social and governance (ESG) information as part of its risk and opportunity assessment.

•
Our U.S. stock selection model seeks to identify high quality companies trading at attractive valuations. While the core of our model embeds a value and quality bias, it also focuses on companies operating efficiently and demonstrating strong capital stewardship.

•
We review companies from a fundamental perspective to validate the stock selection model’s output, understand business drivers, determine whether ESG performance offers a competitive advantage, and avoid value traps.

Fund Performance Relative to the Benchmark
For the six month period ending March 31, 2016, Calvert Small Cap Fund Class A shares returned 1.18%, underperforming its benchmark, the Russell 2000 Index, which returned 2.02%. Sector allocation was the primary source of underperformance, partially offset by a positive contribution from stock selection.

•
The Fund’s overweight allocation to the Consumer Discretionary sector negatively impacted performance as the performance of Consumer Discretionary stocks lagged. An underweight to Real Estate Investment Trusts (REITs) also detracted from performance, while the Fund benefited from an underweight to Biotechnology stocks, which underperformed significantly during the period.

2 calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT SMALL CAP FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Financials	19.3%
Information Technology	18.3%
Industrials	14.0%
Health Care	13.8%
Consumer Discretionary	10.6%
Exchange-Traded Products	7.4%
Utilities	3.7%
Materials	3.1%
Energy	2.4%
Short-Term Investments	2.3%
Consumer Staples	2.3%
Telecommunication Services	2.2%
High Social Impact Investments	0.6%
Total	100%

•	Merger and acquisition (M&A) activity benefited performance with three of the Fund’s holdings acquired during the period for significant premiums - Affymetrix, Cascade Microtech, and FirstMerit Corp.

•
Stock selection within the Information Technology sector was another top contributor, led by Super Microcomputer, which rapidly grew fourth quarter sales and profits due to strong placement within a niche segment of the market, and positively surprised investors with better than expected earnings.

•
Stock selection in the Industrials sector detracted from performance with leisure airline Allegiant Travel a negative contributor during the period due to declining operating margins expected for 2016. Within Consumer Discretionary, department store Dillard’s underperformed, driven by weak same store sales, further exacerbated by unusually warm weather. We exited both positions during the period.

Positioning and Market Outlook
We maintain our favorable view on the U.S. economy and believe U.S. stocks can continue to post decent performance, although probably not as good as what we’ve experienced over the past couple of years. While valuations of U.S. equities appear stretched based on historical standards, the positive economic climate in the U.S. relative to the rest of the world should provide some support for elevated valuation levels, allowing U.S. stocks to potentially commanding a premium. That said, the sharp decline by equities at the start of the year revealed how sensitive market sentiment is right

CALVERT SMALL CAP FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
	6 MONTHS ENDED 3/31/16	12 MONTHS ENDED 3/31/16
Class A	1.18%	-4.29%
Class C	0.80%	-5.03%
Class I	1.39%	-3.88%
Class Y	1.35%	-4.06%
Russell 2000 Index	2.02%	-9.76%
Lipper Small-Cap Core Funds Average	3.17%	-7.90%

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.

TEN LARGEST STOCK HOLDINGS		% OF NET ASSETS
Grand Canyon Education, Inc.		1.9%
Texas Roadhouse, Inc.		1.9%
East West Bancorp, Inc.		1.8%
American Financial Group, Inc.		1.6%
Navigant Consulting, Inc.		1.6%
II-VI, Inc.		1.6%
La-Z-Boy, Inc.		1.5%
Deluxe Corp.		1.5%
SVB Financial Group		1.5%
Great Western Bancorp, Inc.		1.5%
Total		16.4%

now. With equity valuations above historical averages, markets are more vulnerable to shocks from some of the negative catalysts currently in the global economy, such as slowing growth in China and increased geopolitical risk.
An improving U.S. economy, albeit with sluggish growth, should allow the Fed to continue on its tightening path, though this process will likely be slow and policy will remain accommodative. This contrasts with other global central banks, such as the ECB and BOJ, which remain committed to further easing. However, market enthusiasm for global quantitative easing might continue to wane if robust economic recovery doesn’t follow.
We expect volatility in equity markets to continue, especially relative to the historically low levels of volatility experienced during the last few years, but this should also provide greater opportunities for stock picking. We also increased the number of Fund holdings during the period in order to better manage risk in this higher volatility environment. We are confident that our strategy can continue to succeed in the long-run as

calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

investors re-focus on stock specific issues including valuation and earnings quality metrics.

Joshua Linder, CFA	Christopher Madden, CFA

Kurt Moeller, CFA	Jade Huang
Calvert Investment Management, Inc.
May 2016

4 calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED)

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 4.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT SMALL CAP FUND
MARCH 31, 2016
AVERAGE ANNUAL TOTAL RETURNS	Ticker Symbol	1 Year	5 Year	10 Year
Class A (with max. load)	CCVAX	-8.83%	7.81%	5.03%
Class C (with max. load)	CSCCX	5.98%	7.95%	4.61%
Class I	CSVIX	-3.88%	9.56%	6.30%
Class Y	CSCYX	-4.06%	9.03%	5.62%
Russell 2000 Index		-9.76%	7.20%	5.26%
Lipper Small-Cap Core Funds Average		-7.90%	6.86%	5.26%

Calvert Small Cap Fund first offered Class C shares on April 1, 2005 and Class Y shares on October 18, 2013. Performance prior to those dates reflects the performance of Class A shares at net asset value (NAV). Actual Class C share performance would have been lower, and actual Class Y share performance would have been higher than Class A share performance because Class C has higher, and Class Y has lower, class-specific expenses than Class A.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.39%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The fund may charge an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/15	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/1/15 - 3/31/16
Class A
Actual	1.37%	$1,000.00	$1,011.80	$6.89
Hypothetical (5% return per year before expenses)	1.37%	$1,000.00	$1,018.15	$6.91
Class C
Actual	2.12%	$1,000.00	$1,008.00	$10.64
Hypothetical (5% return per year before expenses)	2.12%	$1,000.00	$1,014.40	$10.68
Class I
Actual	0.91%	$1,000.00	$1,013.90	$4.58
Hypothetical (5% return per year before expenses)	0.91%	$1,000.00	$1,020.45	$4.60
Class Y
Actual	1.09%	$1,000.00	$1,013.50	$5.49
Hypothetical (5% return per year before expenses)	1.09%	$1,000.00	$1,019.55	$5.50

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

6 calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 89.8%
Air Freight & Logistics - 0.8%
Hub Group, Inc., Class A *	51,293	2,092,241

Auto Components - 1.1%
Tenneco, Inc. *	55,359	2,851,542

Banks - 9.5%
East West Bancorp, Inc.	150,640	4,892,787
Financial Institutions, Inc.	113,044	3,286,189
First Interstate BancSystem, Inc., Class A	70,205	1,974,867
FNB Corp.	277,932	3,615,895
Great Western Bancorp, Inc.	144,948	3,952,732
PrivateBancorp, Inc.	99,867	3,854,866
SVB Financial Group *	39,991	4,081,082
		25,658,418

Capital Markets - 3.5%
BGC Partners, Inc., Class A	282,388	2,555,611
Evercore Partners, Inc., Class A	47,611	2,463,869
Janus Capital Group, Inc.	120,542	1,763,530
OM Asset Management plc	206,726	2,759,792
		9,542,802

Chemicals - 0.9%
Minerals Technologies, Inc.	43,883	2,494,749

Commercial Services & Supplies - 2.5%
Deluxe Corp.	65,674	4,103,968
Pitney Bowes, Inc.	129,653	2,792,726
		6,896,694

Communications Equipment - 1.2%
Brocade Communications Systems, Inc.	188,775	1,997,239
Plantronics, Inc.	30,036	1,177,111
		3,174,350

Construction & Engineering - 3.6%
Aegion Corp. *	126,393	2,665,628
Argan, Inc.	95,749	3,366,535
EMCOR Group, Inc.	75,577	3,673,042
		9,705,205

calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Consumer Services - 1.9%
Grand Canyon Education, Inc. *	122,019	5,215,092

Diversified Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc.	38,327	2,906,336

Electric Utilities - 1.2%
Portland General Electric Co.	84,680	3,344,013

Electronic Equipment & Instruments - 7.2%
Anixter International, Inc. *	45,425	2,367,097
Fabrinet *	102,856	3,327,392
II-VI, Inc. *	198,436	4,308,046
Plexus Corp. *	79,770	3,152,510
Sanmina Corp. *	87,750	2,051,595
SYNNEX Corp.	33,024	3,057,692
Vishay Intertechnology, Inc.	107,372	1,311,012
		19,575,344

Energy Equipment & Services - 2.4%
Bristow Group, Inc.	99,252	1,877,848
Frank's International NV	84,551	1,393,400
Newpark Resources, Inc. *	403,977	1,745,181
US Silica Holdings, Inc.	67,971	1,544,301
		6,560,730

Food Products - 1.3%
John B Sanfilippo & Son, Inc.	48,982	3,384,166

Gas Utilities - 1.2%
ONE Gas, Inc.	51,039	3,118,483

Health Care Equipment & Supplies - 7.1%
Analogic Corp.	34,603	2,733,983
Anika Therapeutics, Inc. *	37,795	1,690,192
Glaukos Corp. *	113,289	1,910,053
Globus Medical, Inc., Class A *	69,290	1,645,638
LDR Holding Corp. *	74,922	1,909,762
LivaNova plc *	67,789	3,659,250
STERIS plc	43,487	3,089,751
SurModics, Inc. *	148,787	2,739,169
		19,377,798

Health Care Providers & Services - 3.0%
Centene Corp. *	52,202	3,214,077
Envision Healthcare Holdings, Inc. *	61,660	1,257,864

8 calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Molina Healthcare, Inc. *	58,358	3,763,508
		8,235,449

Health Care Technology - 1.2%
Omnicell, Inc. *	121,372	3,382,638

Hotels, Restaurants & Leisure - 1.9%
Texas Roadhouse, Inc.	115,297	5,024,643

Household Durables - 1.5%
La-Z-Boy, Inc.	155,562	4,159,728

Household Products - 1.0%
Central Garden & Pet Co., Class A *	169,277	2,757,522

Insurance - 6.4%
American Equity Investment Life Holding Co.	169,050	2,840,040
American Financial Group, Inc.	61,901	4,355,973
FBL Financial Group, Inc., Class A	54,647	3,361,884
National General Holdings Corp.	146,857	3,170,643
Navigators Group, Inc. (The) *	41,914	3,515,327
		17,243,867

Internet Software & Services - 0.8%
Xactly Corp. *	327,501	2,243,382

IT Services - 4.5%
Convergys Corp.	124,126	3,446,979
DST Systems, Inc.	26,472	2,985,247
Syntel, Inc. *	60,736	3,032,549
TeleTech Holdings, Inc.	97,283	2,700,576
		12,165,351

Leisure Products - 1.0%
Brunswick Corp.	53,629	2,573,119

Life Sciences - Tools & Services - 2.4%
Cambrex Corp. *	70,330	3,094,520
Luminex Corp. *	181,932	3,529,481
		6,624,001

Machinery - 2.1%
Hillenbrand, Inc.	115,589	3,461,890
Wabash National Corp. *	166,364	2,196,005
		5,657,895

calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Marine - 1.0%
Matson, Inc.	70,275	2,822,947

Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	43,908	3,037,995

Multi-Utilities - 1.4%
Avista Corp.	89,846	3,663,920

Paper & Forest Products - 1.0%
PH Glatfelter Co.	136,533	2,830,329

Professional Services - 2.8%
Korn/Ferry International	119,119	3,369,876
Navigant Consulting, Inc. *	273,116	4,317,964
		7,687,840

Semiconductors & Semiconductor Equipment - 1.9%
Cabot Microelectronics Corp.	63,470	2,596,557
Integrated Device Technology, Inc. *	119,488	2,442,335
		5,038,892

Software - 1.4%
Sapiens International Corp. NV	234,035	2,803,740
VASCO Data Security International, Inc. *	72,923	1,123,014
		3,926,754

Specialty Retail - 3.3%
American Eagle Outfitters, Inc.	144,573	2,410,032
Chico's FAS, Inc.	98,041	1,301,004
Lithia Motors, Inc., Class A	22,160	1,935,233
Michaels Cos., Inc. (The) *	115,198	3,222,088
		8,868,357

Technology Hardware, Storage & Peripherals - 1.3%
Super Micro Computer, Inc. *	104,150	3,549,432

Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	75,548	3,278,783

Wireless Telecommunication Services - 1.1%
Shenandoah Telecommunications Co.	112,960	3,021,680

Total Common Stocks (Cost $246,006,717)		243,692,487

10 calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 7.4%
iShares Russell 2000 ETF	12,215	1,351,223
SPDR S&P Biotech ETF	61,168	3,159,939
Vanguard REIT ETF	185,117	15,512,805

Total Exchange-Traded Products (Cost $19,124,149)		20,023,967

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation Notes:
0.50%, 3/18/17 (a)(b)	750,000	720,540
0.25%, 7/1/17 (a)(b)	651,905	641,598
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (a)(b)(c)	152,000	140,600
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (a)(b)(c)	195,000	178,425

Total High Social Impact Investments (Cost $1,748,905)		1,681,163

TIME DEPOSIT - 2.3%
State Street Bank Time Deposit, 0.278%, 4/1/16	6,351,734	6,351,734

Total Time Deposit (Cost $6,351,734)		6,351,734

TOTAL INVESTMENTS (Cost $273,231,505) - 100.1%		271,749,351
Other assets and liabilities, net - (0.1)%		(299,155)
NET ASSETS - 100.0%		$271,450,196

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) This security was valued under the direction of the Board of Directors. See Note A.
(b) Restricted securities represent 0.6% of the net assets of the Fund.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.

Abbreviations:
ETF:	Exchange-Traded Fund
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 0.50%, 3/18/17	3/18/16	750,000
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	651,905
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	152,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	195,000
See notes to financial statements.

calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

CALVERT SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $273,231,505) - see accompanying schedule	$271,749,351
Receivable for securities sold	1,447,761
Receivable for shares sold	872,338
Dividends and interest receivable	160,608
Directors' deferred compensation plan	146,598
Total assets	274,376,656

LIABILITIES
Payable for securities purchased	2,165,821
Payable for shares redeemed	333,240
Payable to Calvert Investment Management, Inc.	150,820
Payable to Calvert Investment Distributors, Inc.	47,474
Payable to Calvert Investment Administrative Services, Inc.	25,242
Payable to Calvert Investment Services, Inc.	4,562
Directors' deferred compensation plan	146,598
Accrued expenses and other liabilities	52,703
Total liabilities	2,926,460
NET ASSETS	$271,450,196

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock, with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 7,995,126 shares outstanding	$153,690,387
Class C: 946,895 shares outstanding	17,311,556
Class I: 3,477,512 shares outstanding	74,934,666
Class Y: 738,600 shares outstanding	16,339,669
Undistributed net investment income	297,018
Accumulated net realized gain (loss)	10,359,054
Net unrealized appreciation (depreciation)	(1,482,154)
NET ASSETS	$271,450,196

NET ASSET VALUE PER SHARE
Class A (based on net assets of $163,461,869)	$20.45
Class C (based on net assets of $17,234,272)	$18.20
Class I (based on net assets of $75,571,649)	$21.73
Class Y (based on net assets of $15,182,406)	$20.56

See notes to financial statements.

12 calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT SMALL CAP FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $976)	$1,985,993
Interest income	10,686
Total investment income	1,996,679

Expenses:
Investment advisory fee	882,517
Administrative fees	228,705
Transfer agency fees and expenses	183,721
Distribution Plan expenses:
Class A	196,416
Class C	82,353
Directors' fees and expenses	12,651
Accounting fees	29,055
Custodian fees	15,539
Professional fees	16,483
Registration fees	30,268
Reports to shareholders	19,206
Miscellaneous	5,702
Total expenses	1,702,616
Reimbursement from Advisor:
Class A	(27,074)
Class C	(12,802)
Administrative fees waived	(42,525)
Net expenses	1,620,215
NET INVESTMENT INCOME	376,464

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	10,926,677

Change in unrealized appreciation (depreciation)	(7,984,840)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,941,837

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,318,301

See notes to financial statements.

calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

CALVERT SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Operations:
Net investment income	$376,464	$675,481
Net realized gain (loss)	10,926,677	20,293,614
Change in unrealized appreciation (depreciation)	(7,984,840)	(2,063,669)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,318,301	18,905,426

Distributions to shareholders from:
Net investment income:
Class A shares	(57,580)	(20,872)
Class I shares	(281,509)	(248,707)
Class Y shares	(40,922)	(1,492)
Net realized gain:
Class A shares	(13,282,800)	(16,247,126)
Class B shares (a)	—	(103,427)
Class C shares	(1,547,908)	(1,823,563)
Class I shares	(5,124,419)	(7,539,487)
Class Y shares	(981,947)	(556,157)
Total distributions	(21,317,085)	(26,540,831)

Capital share transactions:
Shares sold:
Class A shares (b)	24,040,716	32,375,922
Class B shares (a)	—	12,071
Class C shares	3,108,127	3,181,023
Class I shares	17,721,373	27,750,171
Class Y shares	7,415,026	7,010,873
Reinvestment of distributions:
Class A shares	12,670,273	15,410,910
Class B shares (a)	—	97,987
Class C shares	1,349,156	1,588,359
Class I shares	4,766,952	7,262,349
Class Y shares	770,692	499,379
Redemption fees:
Class A shares	—	30
Class C shares	—	1
Shares redeemed:
Class A shares	(16,248,535)	(21,337,967)
Class B shares (a)(b)	—	(990,170)
Class C shares	(1,662,454)	(2,181,949)
Class I shares	(4,415,539)	(27,279,543)
Class Y shares	(2,435,169)	(1,507,266)
Total capital share transactions	47,080,618	41,892,180

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,081,834	34,256,775
See notes to financial statements.

14 calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Beginning of period	$242,368,362	$208,111,587
End of period (including undistributed net investment income of $297,018 and $300,565, respectively)	$271,450,196	$242,368,362

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares (c)	1,155,458	1,402,421
Class B shares (a)	—	596
Class C shares	166,512	152,248
Class I shares	819,115	1,162,886
Class Y shares	363,134	306,085
Reinvestment of distributions:
Class A shares	622,282	707,867
Class B shares (a)	—	4,768
Class C shares	74,293	80,382
Class I shares	219,590	314,893
Class Y shares	37,546	22,821
Shares redeemed:
Class A shares	(803,930)	(926,943)
Class B shares (a)(c)	—	(44,551)
Class C shares	(92,986)	(103,746)
Class I shares	(203,577)	(1,095,239)
Class Y shares	(116,664)	(65,394)
Total capital share activity	2,240,773	1,919,094

(a) Class B Shares were converted into Class A Shares at the close of business on April 20, 2015.
(b) Amounts include $819,610 of share transactions that were redeemed from Class B shares and converted into Class A shares at the close of business on April 20, 2015.
(c) Amount includes 36,721 shares redeemed from Class B shares and 34,437 shares purchased into Class A shares at the close of business on April 20,2015.
See notes to financial statements.

calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Small Cap Fund (the “Fund”), a series of Calvert Impact Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Calvert Impact Fund, Inc. is comprised of four separate series. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Fund offers four classes of shares - Classes A, C, I, and Y. The Fund also offered Class B shares; however, all Class B shares were converted to Class A shares effective April 20, 2015 and are no longer available. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each Class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are

16 calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED)

traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, securities valued at $1,681,163 or 0.6% of net assets, were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Fund's holdings as of March 31, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$243,692,487	$—	$—	$243,692,487
Exchange-Traded Products	20,023,967	—	—	20,023,967
High Social Impact Investments	—	1,362,138	319,025	1,681,163
Time Deposit	—	6,351,734	—	6,351,734

TOTAL	$263,716,454	$7,713,872	$319,025^	$271,749,351

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.
There were no transfers between levels during the period.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.

calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

The Fund may invest in Community Investment Notes issued by the Calvert Social Investment Foundation (the “CSI Foundation”). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from Calvert and its subsidiaries. The Fund has received an exemptive order from the Securities and Exchange Commission permitting the Fund to make investments in these notes under certain conditions.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.70% of the Fund’s average daily net assets.
The Advisor has contractually agreed to limit net annual Fund operating expenses through January 31, 2017. The contractual expense caps are 1.37%, 2.12%, 0.92%, and 1.12% for Class A, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes or extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Fund’s average daily net assets.
For the period October 1, 2015 to January 31, 2016, the administrative fee was 0.25% for Class A, C and Y and 0.10% for Class I. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on February 1, 2016. CIAS voluntarily waived 0.13% (the amount of the administrative fee above 0.12%) for Class A, C and Y shares of the Fund for the period from December 1, 2015 through January 31, 2016. CIAS has also contractually agreed to waive 0.02% for Class I shares of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from February 1, 2016 through January 31, 2018. During the six-month period ended March 31, 2016, CIAS voluntarily waived $40,257.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the

18 calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED)

Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.35% and 1.00% annually of the average daily net assets of Class A and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of 0.25% and 1.00% of the Fund’s average daily net assets of Class A and C shares, respectively. Class I and Class Y shares do not have Distribution Plan expenses.
CID received $23,691 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended March 31, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $32,133 for the period ended March 31, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $52,000 plus a meeting fee of up to $3,000 for each Board meeting attended. Additional fees of $6,000 annually may be paid to the Committee chairs ($10,000 for the Board Chair and the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Fund’s assets. Directors’ fees are allocated to each of the funds served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $229,505,382 and $189,459,998, respectively.
As of March 31, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$15,250,034
Unrealized (depreciation)	(17,732,876)
Net unrealized appreciation (depreciation)	($2,482,842)
Federal income tax cost of investments	$274,232,193
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Fund had no borrowings under the agreement during the period ended March 31, 2016.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of March 31, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

CALVERT SMALL CAP FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$22.04	$22.98	$24.58	$19.36	$15.15	$15.55
Income from investment operations:
Net investment income (loss)	0.02	0.04	(0.07)	(0.01)	0.20	0.02
Net realized and unrealized gain (loss)	0.23	1.80	1.19	6.02	4.05	(0.42)
Total from investment operations	0.25	1.84	1.12	6.01	4.25	(0.40)
Distributions from:
Net investment income	(0.01)	—(b)	—	(0.25)	(0.04)	—
Net realized gain	(1.83)	(2.78)	(2.72)	(0.54)	—	—
Total distributions	(1.84)	(2.78)	(2.72)	(0.79)	(0.04)	—
Total increase (decrease) in net asset value	(1.59)	(0.94)	(1.60)	5.22	4.21	(0.40)
Net asset value, ending	$20.45	$22.04	$22.98	$24.58	$19.36	$15.15
Total return (c)	1.18%	8.18%	4.69%	32.42%	28.12%	(2.56%)
Ratios to average net assets: (d)
Net investment income (loss)	0.20%(e)	0.19%	(0.28%)	(0.05%)	1.13%	0.13%
Total expenses	1.45%(e)	1.52%	1.61%	1.67%	1.78%	1.81%
Net expenses	1.37%(e)	1.37%	1.53%	1.67%	1.69%	1.69%
Portfolio turnover	78%	59%	103%	82%	3%	9%
Net assets, ending (in thousands)	$163,462	$154,728	$134,128	$129,407	$95,189	$81,374

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount is less than $0.005 per share.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

20 calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT SMALL CAP FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS C SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$19.88	$21.12	$22.98	$18.08	$14.25	$14.77
Income from investment operations:
Net investment income (loss)	(0.05)	(0.12)	(0.23)	(0.17)	0.03	(0.15)
Net realized and unrealized gain (loss)	0.20	1.66	1.09	5.65	3.80	(0.37)
Total from investment operations	0.15	1.54	0.86	5.48	3.83	(0.52)
Distributions from:
Net investment income	—	—	—	(0.04)	—	—
Net realized gain	(1.83)	(2.78)	(2.72)	(0.54)	—	—
Total distributions	(1.83)	(2.78)	(2.72)	(0.58)	—	—
Total increase (decrease) in net asset value	(1.68)	(1.24)	(1.86)	4.90	3.83	(0.52)
Net asset value, ending	$18.20	$19.88	$21.12	$22.98	$18.08	$14.25
Total return (b)	0.80%	7.38%	3.81%	31.35%	26.88%	(3.52%)
Ratios to average net assets: (c)
Net investment income (loss)	(0.54%)(d)	(0.56%)	(1.06%)	(0.86%)	0.19%	(0.87%)
Total expenses	2.32%(d)	2.36%	2.38%	2.49%	2.64%	2.74%
Net expenses	2.12%(d)	2.12%	2.31%	2.49%	2.64%	2.69%
Portfolio turnover	78%	59%	103%	82%	3%	9%
Net assets, ending (in thousands)	$17,234	$15,887	$14,156	$13,726	$9,907	$8,618

(a) Per share figures are calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

CALVERT SMALL CAP FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$23.34	$24.14	$25.56	$20.06	$15.80	$16.14
Income from investment operations:
Net investment income	0.07	0.16	0.08	0.16	0.35	0.17
Net realized and unrealized gain (loss)	0.24	1.90	1.22	6.24	4.21	(0.45)
Total from investment operations	0.31	2.06	1.30	6.40	4.56	(0.28)
Distributions from:
Net investment income	(0.09)	(0.08)	—	(0.36)	(0.30)	(0.06)
Net realized gain	(1.83)	(2.78)	(2.72)	(0.54)	—	—
Total distributions	(1.92)	(2.86)	(2.72)	(0.90)	(0.30)	(0.06)
Total increase (decrease) in net asset value	(1.61)	(0.80)	(1.42)	5.50	4.26	(0.34)
Net asset value, ending	$21.73	$23.34	$24.14	$25.56	$20.06	$15.80
Total return (b)	1.39%	8.72%	5.27%	33.43%	29.11%	(1.81%)
Ratios to average net assets: (c)
Net investment income	0.68%(d)	0.64%	0.33%	0.71%	1.88%	0.90%
Total expenses	0.92%(d)	0.91%	0.95%	0.98%	1.03%	1.08%
Net expenses	0.91%(d)	0.91%	0.92%	0.92%	0.92%	0.92%
Portfolio turnover	78%	59%	103%	82%	3%	9%
Net assets, ending (in thousands)	$75,572	$61,669	$54,563	$46,198	$26,129	$17,895

(a) Per share figures are calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

22 calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT SMALL CAP FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)(b)
Net asset value, beginning	$22.18	$23.06	$25.36
Income from investment operations:
Net investment income	0.06	0.09	0.03
Net realized and unrealized gain (loss)	0.23	1.82	0.39
Total from investment operations	0.29	1.91	0.42
Distributions from:
Net investment income	(0.08)	(0.01)	—
Net realized gain	(1.83)	(2.78)	(2.72)
Total distributions	(1.91)	(2.79)	(2.72)
Total increase (decrease) in net asset value	(1.62)	(0.88)	(2.30)
Net asset value, ending	$20.56	$22.18	$23.06
Total return (c)	1.35%	8.45%	1.81%
Ratios to average net assets: (d)
Net investment income	0.55%(e)	0.39%	0.14%(e)
Total expenses	1.13%(e)	1.31%	2.20%(e)
Net expenses	1.09%(e)	1.12%	1.16%(e)
Portfolio turnover	78%	59%	103%
Net assets, ending (in thousands)	$15,182	$10,084	$4,406

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 18, 2013 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on December 8, 2015, the Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between Calvert Impact Fund, Inc. and the Advisor with respect to the Fund.
In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses and fees to comparable mutual funds.
The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the allocation of the Fund’s brokerage, including the Advisor’s process for monitoring “best execution”; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Directors’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the responsible investing research and analysis provided by the Advisor to the Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Fund’s and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Fund and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall

24 calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED)

financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that the Fund performed above the median of its peer group for the one-, three- and five-year periods ended June 30, 2015. The data also indicated that the Fund outperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2015. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor was reimbursing a portion of the Fund’s expenses. The Board noted the Advisor’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the responsible investing research and analysis provided by the Advisor. The Board noted that the Fund’s administrator had agreed to implement an administrative fee change effective December 1, 2015, which is expected to reduce the administrative fee paid by certain classes of shares; however, the impact of the fee change is not yet reflected in the Fund’s total expenses. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide services to the Fund. The Board also noted that the Advisor was reimbursing a portion of the expenses of the Fund. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the Fund’s performance is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

calvert.com CALVERT SMALL CAP FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

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CALVERT SMALL CAP FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
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Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
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4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Global Value Fund
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Global Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert Solution Strategies™ • Calvert Global Energy Solutions Fund • Calvert Global Water Fund

Semi-Annual Report March 31, 2016 E-Delivery Sign-Up — Details Inside

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Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

1	President's Letter
2	Portfolio Management Discussion
9	Understanding Your Fund's Expenses
11	Schedule of Investments
17	Statements of Assets and Liabilities
18	Statements of Operations
19	Statements of Changes in Net Assets
23	Notes to Financial Statements
29	Financial Highlights
37	Proxy Voting
37	Availability of Quarterly Portfolio Holdings
37	Basis for Board's Approval of Investment Advisory Contracts

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
Historically, environmental and social initiatives have been accomplished through the singular passage of legislation designed to remediate the impact of one significant influence on a singular populace. Commencing with the anti-deforestation efforts in 1842, followed by environmental legislation in industrialized nations to regulate smoke pollution in 1863, arguably, a predecessor to the ubiquitous stop smoking campaigns of today; the previous approach, put forth largely by developed nations, served to the benefit of their citizens and not the rest of the Earth's populace - the majority.
However, the year of 2015 marked a dynamic and exciting shift in the resolution of contemporary environmental and social causes - global leaders from all facets of society, collectively, took action to create global policy platforms with far reaching agendas designed to accelerate our global society's evolution towards a more sustainable and inclusive state. The Pope's Encyclical, issued June 18, 2015, called for the establishment of a new partnership between science and religion to combat human-driven climate change. The United Nations formalized the United Nations Sustainable Development Goals, which included seventeen Sustainable Development Goals (SDGs) geared towards dramatically reducing poverty, fighting inequality and injustice, and tackling climate change by 2030. The COP 21 (Conference of Parties to the 21 session of the United Nations Framework Convention on Climate Change) introduced a historic agreement to combat climate change and accelerate both the action and investment needed for a sustainable low carbon future. Indeed, these are a mere few examples of the broad reaching directives recently initiated in order to encourage action and stress accountability.
Additionally, and importantly, resolution has not only been limited to direct impact policy changes, but also by investors’ behavior and preference. Recognizing the demand by investors to be influencers of change through their capital allocations, the United States Department of Labor (“DOL”) issued Interpretive Bulletin (“IB”) 2015-01 in October of 2015. This bulletin updated and clarified the DOL’s position on how fiduciary investors may best utilize knowledge of a prospective investment’s key environmental, social and governance indicators when making investment decisions for retirement plans. Essentially, the DOL has created a platform that allows fiduciaries to utilize ESG information in their investment decisions regarding a variety of retirement assets, including, but not limited to, IRA accounts; 401(K) accounts; and retirement accounts monitored by a company or union. This legislation is a powerful and fundamental change, especially given- retirement assets represent over $24 trillion and, thus if purposefully directed, may effect meaningful impact. IB 2015-01 is an exciting development in the world of socially responsible investing as it will provide access to vast amounts of capital that can be used to encourage and facilitate better corporate practices.
Change is here. Our challenge, collectively as socially conscious investors, will be to maintain its momentum and focus. Through your investment in the Calvert Funds you are engaged and influential in this movement. By allocating capital only to the best environmentally and socially governed corporations, we-alongside you, encourage good corporate citizenry. Our shareholder advocacy efforts, which fundamentally represent you as a shareholder, consistently monitor and challenge poor corporate policy, thus effecting positive outcomes. Through your support, we are able to partner with academics and industry renowned technicians to produce innovative research that will help to provide both better ESG investment solutions and a more lasting impact.
This is an exciting time and we at Calvert appreciate servicing you, as fund shareholders, and look forward to the future together as we navigate the waters of progress.
Respectfully,
John Streur
May 2016

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 1

PORTFOLIO MANAGEMENT DISCUSSION

Treasa Ni Chonghaile of Kleinwort Benson Investors International, Ltd.

Colm O'Connor of Kleinwort Benson Investors International, Ltd.
Market Review
There was a marked difference between the first and second halves of the period. Equity markets returned +5.1% for the period (MSCI World Equity Index in US$) with all of the gains coming in Q4 2015. Bond markets returned circa 1.5% (5-10 year Treasury bond index in US$) over the period.
In macro terms, the US Federal Reserve raised official interest rates in December for the first time in almost ten years. Meanwhile the European Central Bank moved in the opposite direction, easing monetary policy in response to very low inflation.
Equity market weakness in January and February was in large part a result of concerns about economic growth in the US and China and may also, perhaps, have been a reaction to rising US interest rates.  Later in the period, however, fears about macro weakness receded and the Federal Reserve moved to reassure markets that interest rates would not be raised excessively quickly or without regard to financial market fragility and these two developments led to a strong recovery in equity markets.
Commodities fell by 10.5% (Bloomberg commodity index, in US$) with all of that fall occurring in Q4 reflecting the sluggish economic environment in China and the US.
Investment Strategy and Technique
The Fund invests at least 80% of its assets in equity securities of U.S. and non U.S. companies of all market capitalizations whose main business is sustainable energy solutions or that are significantly involved in the sustainable energy solutions sector.
The strategy is a high conviction, global, long-only equity strategy of circa 50 stocks and is constructed through three interactive components:

•	Theme Definition and Investment Universe

•	Stock Selection

•	Sector Allocation
We define each theme in order to create the investment opportunity set that accurately reflects this opportunity. This ensures the long term trends we have identified will be the unique drivers of stock and portfolio returns. Each theme is broken down into different sectors consisting of a group of interrelated companies that operate in a similar segments or end markets of the theme.
In order to qualify for inclusion in each theme, companies must meet one of the following revenue criteria:

•	Pure Plays - Minimum 50% Revenue from the relevant theme

•	Market Leaders - Minimum 10% of revenues from the theme
Stock selection and sector allocation is an interactive process grounded in bottom up fundamentals while taking into account top down influences on individual companies and sectors.

2 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Utilities	29.6%
Information Technology	26.5%
Industrials	24.9%
Consumer Discretionary	7.3%
Materials	3.5%
Financials	2.9%
Energy	2.4%
Short-Term Investments	2.0%
High Social Impact Investments	0.9%
Total	100%

Fund Performance Relative to the Benchmark
Calvert Global Energy Solutions Fund Class A shares returned 9.25% in six months to end March outperforming the Ardour Global Alternative Energy index (the "Index") which returned 8.74% (both in US$).

•	Relative Best performing sectors: Renewable Energy and Utilities

•	Relative Worst performing sectors: Energy Efficiency and Industrials
Relative outperformance over the period was driven principally by the renewable energy sector. Holding China Longyuan Power and exiting SunEdison ahead of a share price deterioration were both positive factors. We sold SunEdison in February due to our concerns regarding its liquidity situation. The stock fell after that as they delayed filing their annual report increasing concerns about the financial stability of the company. Not holding SolarCity Corp. was a relative positive for the Fund.
Performance during the period was supported by M&A activity, especially Capstone Infrastructure in the Utilities sector. In January Capstone rallied on the news that it was to be acquired by a subsidiary of London based Icon Infrastructure at a 44% premium to the previous day’s close.
The Fund underperformed in energy efficiency, mainly due to an underweight position in Eaton Corp. and due to it's holding in Zumtobel which sold off as investors grew nervous ahead of what is typically a weak trading quarter (due to seasonality).
During the period Vestas and Tesla remained large weights within the Index, but were not held by the Fund. Vestas performed well and contributed to underperformance. On the flip side, not holding Tesla Motors was a positive for the Fund as the stock fell during the period.

CALVERT GLOBAL ENERGY SOLUTIONS FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
	6 MONTHS ENDED 3/31/16	12 MONTHS ENDED 3/31/16
Class A	9.25%	-11.12%
Class C	8.67%	-12.09%
Class I	9.45%	-10.74%
Class Y	9.37%	-10.87%
Ardour Global Alternative Energy Index (Composite)	8.74%	-5.30%
Lipper Global Natural Resources Funds Average	2.51%	-19.22%

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.

TEN LARGEST STOCK HOLDINGS		% OF NET ASSETS
SunPower Corp.		5.5%
Johnson Controls, Inc.		5.0%
Canadian Solar, Inc.		5.0%
Covanta Holding Corp.		3.9%
Pattern Energy Group, Inc.		3.7%
EDP Renovaveis SA		3.6%
First Solar, Inc.		3.6%
Zumtobel Group AG		3.5%
Renewables Infrastructure Group Ltd. (The)		3.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		2.9%
Total		39.7%

Positioning and Market Outlook
At a 46% weight within the portfolio Renewable Energy remains the largest sector bet, followed by Energy Efficiency at 33% and Utilities at 21%.
We expect China will once more be the largest solar market and have increased the Fund's exposure to module manufacturers who should benefit from strong domestic demand but we also favour some US solar developers.
The Utilities sector remains a defensive pillar within the Fund and within that we prefer the electricity generators with strong cash flows supported by long-term power contracts which are immune from the volatility in commodity prices.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 3

Energy Efficiency is now the second largest sector and within this, we are most positive on construction end markets. Within construction end markets, the non residential US market remains our favourite but we are also positive on slowly improving European construction markets. Our LED lighting exposure is now exclusively focused on niche installers of high spec designs.
Kleinwort Benson Investors International, Ltd.
May 2016

4 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 4.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT GLOBAL ENERGY SOLUTIONS FUND
MARCH 31, 2016
AVERAGE ANNUAL TOTAL RETURNS	Ticker Symbol	1 Year	5 Year	Since Inception (5/31/2007)
Class A (with max. load)	CGAEX	-15.31%	-7.33%	-9.58%
Class C (with max. load)	CGACX	-12.97%	-7.37%	-9.93%
Class I	CAEIX	-10.74%	-5.95%	-8.65%
Class Y	CGAYX	-10.87%	-6.17%	-8.94%
Ardour Global Alternative Energy Index (Composite)		-5.30%	-4.56%	-7.84%
Lipper Global Natural Resources Funds Average		-19.22%	-9.62%	-5.16%

Calvert Global Energy Solutions Fund first offered Class C shares on July 9, 2011 and Class Y shares on July 29, 2011. Performance prior to those dates reflects the performance of Class A shares at net asset value (NAV). Actual Class C and Class Y share performance would have been different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.98%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 5

PORTFOLIO MANAGEMENT DISCUSSION

Catherine Ryan of Kleinwort Benson Investors International, Ltd.

Matthew Sheldon, CFA of Kleinwort Benson Investors International, Ltd.
Market Review
There was a marked difference between the first and second halves of the period. Equity markets returned +5.1% for the period (MSCI World Equity Index in US$) with all of the gains coming in Q4 2015. Bond markets returned circa 1.5% (5-10 year Treasury bond index in US$) over the period.
In macro terms, the US Federal Reserve raised official interest rates in December for the first time in ten years. Meanwhile the European Central Bank moved in the opposite direction, easing monetary policy in response to very low inflation.
Equity market weakness in January and February was in large part a result of concerns about economic growth in the US and China and may also, perhaps, have been a reaction to rising US interest rates.  Later in the period, however, fears about macro weakness receded and the Federal Reserve moved to reassure markets that interest rates would not be raised excessively quickly or without regard to financial market fragility and these two developments led to a strong recovery in equity markets.
Commodities fell by 10.5% (Bloomberg commodity index, in US$) with all of that fall occurring in Q4 reflecting the sluggish economic environment in China and the US.
In currency moves, the Dollar fell about 2% against the euro over the period, having risen against the euro in the 4th quarter of 2015, reflecting divergent monetary policies of US and ECB, only to fall back in the 1st quarter of 2016.
Investment Strategy and Technique
The strategy invests at least 80% of its assets in equity securities of U.S. and non U.S. companies of all market capitalizations whose main business is in the water sector or are significantly involved in water related services or technologies.
The strategy is high conviction, global, long-only equity strategy of circa 40 stocks, constructed through three interactive components:

•	Theme Definition and Investment Universe

•	Sector Allocation

•	Stock Selection
We precisely define the theme in order to create the investment opportunity set that accurately reflects this opportunity. This ensures the long term trends we have identified will be the unique drivers of stock and portfolio returns.
In order to qualify for inclusion in a theme, companies must meet one of the following revenue criteria: pure plays must have a minimum of 50% of revenue from the relevant theme; market leaders must have a minimum of 10% of revenue from the theme.
We apply specialist active management through an interactive process of stock selection and sector allocation grounded in bottom-up fundamentals while taking into account top-down influences on individual companies and sectors.

6 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Industrials	55.0%
Utilities	26.7%
Materials	7.1%
Information Technology	2.9%
Consumer Discretionary	2.6%
Health Care	2.2%
Short-Term Investments	1.7%
Financials	1.7%
High Social Impact Investments	0.1%
Total	100%

Fund Performance Relative to the Benchmark
Calvert Global Water Fund Class A shares returned 7.90% for six months to end March 2016, underperforming the S-Network Water index which increased by 12.98% (both in US$).

•	Best performing sectors in the index: Water technology and Infrastructure

•	Relative Worst performing sectors in the index: Water/Waste Water Utility
The Fund underperformed in water technology, driven mainly by Newalta Corporation and SPX Flow inc. Newalta Corporation is a leader in the oil, water, solids separation industry and is our most exposed company to the oil price. The weakness in oil price deeply affected their near term earnings and this has been reflected in the stock price.
Concerns about global growth and capex spending and negative sentiment towards industrials were the backdrop to negative return from the infrastructure sector. Within that sector, Arcadis and Empresas ICA were negative relative contributors. Within infrastructure, SPX Corporation was a positive contributor.
M&A has very much been a theme for us of late and the Fund has benefited from being on both sides of this eg. One of the Fund's holdings, Capstone Infrastructure, was bid for at a 44% premium to the previous day’s closing price. This was the key driver of outperformance in the utilities sector.
Management Change as of April 11, 2016:
The Fund’s investment objective and principal investment strategy changed to reflect the Fund’s new orientation to tracking the investment performance of the Calvert Global Water Research Index. At the same time, Calvert Investment Management, Inc., the Advisor to the Fund, has replaced Kleinwort Benson Investors as the Fund’s day-to-day portfolio manager.
Kleinwort Benson Investors International, Ltd.
May 2016

CALVERT GLOBAL WATER FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
	6 MONTHS ENDED 3/31/16	12 MONTHS ENDED 3/31/16
Class A	7.90%	-8.32%
Class C	7.51%	-8.99%
Class I	8.17%	-7.84%
Class Y	8.12%	-8.01%
S-Network Global Water Index	12.98%	6.93%
Lipper Global Natural Resources Funds Average	2.51%	-19.22%

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.

TEN LARGEST STOCK HOLDINGS		% OF NET ASSETS
Pentair plc		4.7%
HD Supply Holdings, Inc.		4.6%
Danaher Corp.		4.2%
Capstone Infrastructure Corp.		4.1%
Ecolab, Inc.		3.9%
Tetra Tech, Inc.		3.5%
Xylem, Inc.		3.3%
Suez Environnement Co.		3.1%
Rexnord Corp.		3.1%
Calgon Carbon Corp.		3.1%
Total		37.6%

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 7

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 4.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT GLOBAL WATER FUND
MARCH 31, 2016
AVERAGE ANNUAL TOTAL RETURNS	Ticker Symbol	1 Year	5 Year	Since Inception (9/30/2008)
Class A (with max. load)	CFWAX	-12.66%	3.89%	5.05%
Class C (with max. load)	CFWCX	-9.90%	4.03%	4.80%
Class I	CFWIX	-7.84%	5.16%	5.91%
Class Y	CFWYX	-8.01%	5.22%	5.99%
S-Network Global Water Index		6.93%	7.91%	8.19%
Lipper Global Natural Resources Funds Average		-19.22%	-9.62%	-3.76%

Calvert Global Water Fund first offered Class I shares on January 31, 2014. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class I share performance would have been different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.44%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

8 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The fund may charge an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $2,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CALVERT GLOBAL ENERGY SOLUTIONS FUND	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/15	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/1/15 - 3/31/16
Class A
Actual	1.85%	$1,000.00	$1,092.50	$9.68
Hypothetical (5% return per year before expenses)	1.85%	$1,000.00	$1,015.75	$9.32
Class C
Actual	2.77%	$1,000.00	$1,086.70	$14.45
Hypothetical (5% return per year before expenses)	2.77%	$1,000.00	$1,011.15	$13.93
Class I
Actual	1.40%	$1,000.00	$1,094.50	$7.33
Hypothetical (5% return per year before expenses)	1.40%	$1,000.00	$1,018.00	$7.06
Class Y
Actual	1.60%	$1,000.00	$1,093.70	$8.37
Hypothetical (5% return per year before expenses)	1.60%	$1,000.00	$1,017.00	$8.07

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 9

CALVERT GLOBAL WATER FUND	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/15	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/1/15 - 3/31/16
Class A
Actual	1.73%	$1,000.00	$1,079.00	$8.99
Hypothetical (5% return per year before expenses)	1.73%	$1,000.00	$1,016.35	$8.72
Class C
Actual	2.45%	$1,000.00	$1,075.10	$12.71
Hypothetical (5% return per year before expenses)	2.45%	$1,000.00	$1,012.75	$12.33
Class I
Actual	1.29%	$1,000.00	$1,081.70	$6.71
Hypothetical (5% return per year before expenses)	1.29%	$1,000.00	$1,018.55	$6.51
Class Y
Actual	1.40%	$1,000.00	$1,081.20	$7.28
Hypothetical (5% return per year before expenses)	1.40%	$1,000.00	$1,018.00	$7.06

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

10 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.3%
Austria - 3.5%
Zumtobel Group AG	217,020	3,639,331

Brazil - 2.4%
Cosan Ltd., Class A	494,300	2,431,956

Canada - 8.5%
Capstone Infrastructure Corp.	780,977	2,925,955
DIRTT Environmental Solutions*	114,034	474,702
Innergex Renewable Energy, Inc.	131,236	1,427,490
Lumenpulse, Inc.*	92,247	1,207,488
Northland Power, Inc.	83,913	1,385,612
TransAlta Renewables, Inc.	127,115	1,239,597
		8,660,844

China - 12.4%
Canadian Solar, Inc.*	265,092	5,110,974
Daqo New Energy Corp. (ADR)*	24,198	450,325
Huaneng Renewables Corp. Ltd., Class H	8,616,000	2,665,841
JinkoSolar Holding Co. Ltd. (ADR)*	104,937	2,194,233
Trina Solar Ltd. (ADR)*	226,380	2,250,217
		12,671,590

Germany - 6.9%
Capital Stage AG	151,456	1,263,802
CHORUS Clean Energy AG*	121,192	1,217,470
Infineon Technologies AG	178,619	2,543,770
PNE Wind AG	620,034	1,285,148
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie*	53,225	812,245
		7,122,435

Hong Kong - 1.5%
GCL-Poly Energy Holdings Ltd.	9,042,000	1,492,079

Ireland - 2.6%
Kingspan Group plc	100,992	2,685,594

Italy - 1.2%
Prysmian SpA	55,762	1,264,375

Philippines - 1.2%
Energy Development Corp.	9,591,200	1,224,808

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT'D
Spain - 7.0%
EDP Renovaveis SA	480,222	3,669,704
Gamesa Corp. Tecnologica SA	81,195	1,605,722
Saeta Yield SA	195,823	1,949,133
		7,224,559

United Kingdom - 9.3%
Delphi Automotive plc	29,786	2,234,546
Dialight plc	41,011	336,151
Johnson Matthey plc	40,504	1,598,237
National Grid plc	71,160	1,010,183
Renewables Infrastructure Group Ltd. (The)	2,070,552	3,037,004
SIG plc	611,910	1,284,693
		9,500,814

United States - 38.8%
Ameresco, Inc., Class A*	247,237	1,179,321
Calgon Carbon Corp.	143,120	2,006,542
Covanta Holding Corp.	237,004	3,995,887
Eaton Corp. plc	46,503	2,909,228
First Solar, Inc.*	53,456	3,660,132
FuelCell Energy, Inc.*	55,914	378,538
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	154,657	2,972,508
Itron, Inc.*	15,978	666,602
Johnson Controls, Inc.	132,071	5,146,807
MasTec, Inc.*	48,574	983,138
NRG Yield, Inc., Class C	160,145	2,280,465
Pattern Energy Group, Inc.	201,419	3,841,060
Regal-Beloit Corp.	31,804	2,006,514
SolarEdge Technologies, Inc.*	55,964	1,406,935
SunPower Corp.*	251,227	5,612,411
Universal Display Corp.*	12,252	662,833
		39,708,921

Total Common Stocks (Cost $105,104,514)		97,627,306

CLOSED-END FUND - 0.9%

United Kingdom - 0.9%
Greencoat UK Wind plc	630,361	960,847

Total Closed-End Funds (Cost $1,013,224)		960,847

12 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.9%

Calvert Social Investment Foundation Notes, 0.50%, 3/18/17 (a)(b)	800,000	768,576
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (a)(b)(c)	53,000	49,025
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (a)(b)(c)	68,000	62,220
		879,821

Total High Social Impact Investments (Cost $921,000)		879,821

TIME DEPOSIT - 2.0%
State Street Bank Time Deposit, 0.278%, 4/1/16	2,007,181	2,007,181

Total Time Deposit (Cost $2,007,181)		2,007,181

TOTAL INVESTMENTS (Cost $109,045,919) - 99.1%		101,475,155
Other assets and liabilities, net - 0.9%		929,841
NET ASSETS - 100.0%		$102,404,996

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) This security was valued under the direction of the Board of Directors. See Note A.
(b) Restricted securities represent 0.9% of the net assets of the Fund.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.

Abbreviations:
ADR:	American Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 0.50%, 3/18/17	3/18/16	800,000
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	53,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	68,000
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 13

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.2%

Brazil - 1.4%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	855,385	5,645,541

Canada - 6.0%
Capstone Infrastructure Corp.	4,591,239	17,201,219
EnerCare, Inc.	354,469	4,167,170
Pure Technologies Ltd.	1,032,022	3,882,414
		25,250,803

China - 2.9%
China Everbright International Ltd.	4,252,000	4,763,547
China Everbright Water Ltd.*	9,981,200	3,669,423
CT Environmental Group Ltd.	12,840,000	3,757,580
		12,190,550

France - 5.0%
Suez Environnement Co.	698,179	12,817,350
Veolia Environnement SA	336,948	8,123,630
		20,940,980

Hong Kong - 2.9%
Beijing Enterprises Water Group Ltd.*	11,600,000	7,267,945
Guangdong Investment Ltd.	3,880,000	4,912,026
		12,179,971

India - 1.4%
Jain Irrigation Systems Ltd.	6,282,276	5,677,741

Japan - 3.6%
Ebara Corp.	1,265,000	5,287,944
Kurita Water Industries Ltd.	234,400	5,351,579
METAWATER Co. Ltd.	181,700	4,537,854
		15,177,377

Netherlands - 2.5%
Arcadis NV	554,068	10,342,093

Philippines - 1.5%
Manila Water Co., Inc.	7,044,500	4,130,774
Metro Pacific Investments Corp.	16,178,300	2,062,474
		6,193,248

South Korea - 1.6%
Coway Co. Ltd.	78,959	6,662,770

14 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT'D
Switzerland - 3.6%
Geberit AG	20,715	7,767,179
Wolseley plc	131,520	7,449,667
		15,216,846

United Kingdom - 10.9%
Pennon Group plc	360,547	4,204,766
Pentair plc	358,986	19,478,580
Severn Trent plc	320,712	10,021,529
United Utilities Group plc	887,699	11,782,203
		45,487,078

United States - 53.9%
A.O. Smith Corp.	110,053	8,398,144
Advanced Drainage Systems, Inc.	240,651	5,125,866
Aegion Corp.*	319,935	6,747,429
Agilent Technologies, Inc.	227,341	9,059,539
American Water Works Co., Inc.	89,970	6,201,632
Aqua America, Inc.	159,892	5,087,763
Badger Meter, Inc.	31,954	2,125,261
Calgon Carbon Corp.	911,892	12,784,726
California Water Service Group	217,166	5,802,676
Danaher Corp.	185,883	17,632,861
Ecolab, Inc.	147,350	16,432,472
Flowserve Corp.	141,143	6,268,161
Franklin Electric Co., Inc.	153,704	4,944,658
HD Supply Holdings, Inc.*	583,077	19,282,356
IDEX Corp.	82,591	6,845,142
Itron, Inc.*	146,104	6,095,459
Lindsay Corp.	80,794	5,785,658
Mueller Water Products, Inc., Class A	1,066,480	10,536,822
PICO Holdings, Inc.*	476,046	4,869,951
Rexnord Corp.*	632,688	12,792,951
SPX Corp.	785,126	11,792,593
SPX FLOW, Inc.*	231,008	5,793,681
Tetra Tech, Inc.	497,111	14,823,850
Valmont Industries, Inc.	51,027	6,319,184
Xylem, Inc.	338,951	13,863,096
		225,411,931

Total Common Stocks (Cost $409,431,953)		406,376,929

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 15

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.1%

ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (a)(b)(c)	284,000	262,700
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (a)(b)(c)	366,000	334,890
		597,590

Total High Social Impact Investments (Cost $650,000)		597,590

TIME DEPOSIT - 1.7%
State Street Bank Time Deposit, 0.278%, 4/1/16	7,040,951	7,040,951

Total Time Deposit (Cost $7,040,951)		7,040,951

TOTAL INVESTMENTS (Cost $417,122,904) - 99.0%		414,015,470
Other assets and liabilities, net - 1.0%		4,173,522
NET ASSETS - 100.0%		$418,188,992

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) This security was valued under the direction of the Board of Directors. See Note A.
(b) Restricted securities represent 0.1% of the net assets of the Fund.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.

Abbreviations:
ADR:	American Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	284,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	366,000
See notes to financial statements.

16 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2016 (Unaudited)

ASSETS	Global Energy Solutions Fund	Global Water Fund
Investments in securities, at value (Cost $109,045,919 and $417,122,904, respectively) - see accompanying schedule	$101,475,155	$414,015,470
Cash denominated in foreign currencies (Cost $355,752 and $137,868, respectively)	365,643	139,587
Receivable for securities sold	1,175,027	20,275,082
Receivable for shares sold	733,749	841,733
Dividends and interest receivable	287,950	488,858
Directors' deferred compensation plan	56,452	243,997
Total assets	104,093,976	436,004,727

LIABILITIES
Payable for securities purchased	1,297,075	15,966,285
Payable for shares redeemed	158,144	891,873
Payable to Calvert Investment Management, Inc.	75,420	302,930
Payable to Calvert Investment Distributors, Inc.	27,576	112,903
Payable to Calvert Investment Administrative Services, Inc.	10,062	41,387
Payable to Calvert Investment Services, Inc.	5,520	10,635
Directors' deferred compensation plan	56,452	243,997
Accrued expenses and other liabilities	58,731	245,725
Total liabilities	1,688,980	17,815,735
NET ASSETS	$102,404,996	$418,188,992

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock, with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 12,111,306 and 16,721,062, respectively, shares outstanding	$234,634,485	$319,592,947
Class C: 2,472,057 and 4,697,047, respectively, shares outstanding	50,159,032	87,428,844
Class I: 109,592 and 234,457, respectively, shares outstanding	6,623,588	3,996,094
Class Y: 1,704,067 and 4,702,354, respectively, shares outstanding	12,371,665	102,135,449
Undistributed net investment income (loss)	712,876	(1,705,172)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(194,533,478)	(90,102,497)
Net unrealized appreciation (depreciation) on investments, foreign currencies and assets and liabilities denominated in foreign currencies	(7,563,172)	(3,156,673)
NET ASSETS	$102,404,996	$418,188,992

NET ASSET VALUE PER SHARE
Class A (based on net assets of $76,036,221 and $268,202,802, respectively)	$6.28	$16.04
Class C (based on net assets of $14,565,750 and $69,891,581, respectively)	$5.89	$14.88
Class I (based on net assets of $699,813 and $3,770,592, respectively)	$6.39	$16.08
Class Y (based on net assets of $11,103,212 and $76,324,017, respectively)	$6.52	$16.23
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 17

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

NET INVESTMENT INCOME	Global Energy Solutions Fund	Global Water Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $36,031 and $192,373, respectively)	$1,724,273	$2,745,985
Interest income	2,213	2,960
Total investment income	1,726,486	2,748,945

Expenses:
Investment advisory fee	436,190	1,902,479
Administrative fees	124,424	606,590
Transfer agency fees and expenses	165,344	487,077
Distribution Plan expenses:
Class A	84,243	346,482
Class C	70,298	357,700
Directors' fees and expenses	4,835	28,220
Accounting fees	13,295	53,567
Custodian fees	48,071	122,391
Professional fees	13,883	23,628
Registration fees	26,773	48,172
Reports to shareholders	17,489	41,169
Miscellaneous	5,362	13,396
Total expenses	1,010,207	4,030,871
Reimbursement from Advisor:
Class A	(60,551)	—
Class C	(6,094)	—
Class I	(7,053)	(4,822)
Class Y	(367)	—
Administrative fees waived	(35,523)	(161,926)
Net expenses	900,619	3,864,123
NET INVESTMENT INCOME (LOSS)	825,867	(1,115,178)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(5,669,598)	(75,607,596)
Foreign currency transactions	(56,640)	29,921
	(5,726,238)	(75,577,675)

Change in unrealized appreciation (depreciation) on:
Investments	12,289,474	109,398,228
Assets and liabilities denominated in foreign currencies	10,549	(23,486)
	12,300,023	109,374,742

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,573,785	33,797,067

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,399,652	$32,681,889
See notes to financial statements.

18 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016(Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Operations:
Net investment income	$825,867	$36,865
Net realized gain (loss)	(5,726,238)	(3,467,842)
Change in unrealized appreciation (depreciation)	12,300,023	(16,384,253)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,399,652	(19,815,230)

Distributions to shareholders from:
Net investment income:
Class A shares	(147,535)	—
Class I shares	(3,751)	—
Class Y shares	(52,259)	—
Total distributions	(203,545)	—

Capital share transactions:
Shares sold:
Class A shares	20,299,343	17,898,682
Class C shares	1,307,109	3,276,644
Class I shares	271,612	333,274
Class Y shares	4,758,042	8,551,114
Reinvestment of distributions:
Class A shares	137,635	—
Class I shares	3,751	—
Class Y shares	52,182	—
Redemption fees:
Class A shares	—	23
Class C shares	—	37
Shares redeemed:
Class A shares	(9,181,240)	(19,175,793)
Class C shares	(1,594,309)	(3,476,867)
Class I shares	(8,411)	(48,887)
Class Y shares	(2,571,598)	(6,053,231)
Total capital share transactions	13,474,116	1,304,996

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,670,223	(18,510,234)

NET ASSETS
Beginning of period	81,734,773	100,245,007
End of period (including undistributed net investment income of $712,876 and $90,554, respectively)	$102,404,996	$81,734,773
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 19

CALVERT GLOBAL ENERGY SOLUTIONS FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT'D

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2016(Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Shares sold:
Class A shares	3,268,607	2,614,810
Class C shares	228,666	505,715
Class I shares	44,620	47,946
Class Y shares	759,681	1,189,808
Reinvestment of distributions:
Class A shares	21,142	—
Class I shares	567	—
Class Y shares	7,719	—
Shares redeemed:
Class A shares	(1,519,944)	(2,860,590)
Class C shares	(276,451)	(543,341)
Class I shares	(1,348)	(7,174)
Class Y shares	(415,204)	(877,758)
Total capital share activity	2,118,055	69,416
See notes to financial statements.

20 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016(Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Operations:
Net investment loss	$(1,115,178)	$(767,337)
Net realized gain (loss)	(75,577,675)	(6,850,394)
Change in unrealized appreciation (depreciation)	109,374,742	(104,093,713)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,681,889	(111,711,444)

Distributions to shareholders from:
Net investment income:
Class A shares	(76,358)	—
Class I shares	(36,146)	—
Class Y shares	(259,259)	—
Net realized gain:
Class A shares	—	(26,000,563)
Class C shares	—	(6,686,475)
Class I shares	—	(61,477)
Class Y shares	—	(8,801,749)
Total distributions	(371,763)	(41,550,264)

Capital share transactions:
Shares sold:
Class A shares	20,033,623	112,031,134
Class C shares	3,426,886	25,045,753
Class I shares	3,275,830	534,252
Class Y shares	15,573,930	58,521,494
Reinvestment of distributions:
Class A shares	69,219	23,051,405
Class C shares	—	5,046,129
Class I shares	34,718	61,477
Class Y shares	195,236	6,430,856
Redemption fees:
Class A shares	—	2,344
Class C shares	—	83
Class Y shares	—	2,046
Shares redeemed:
Class A shares	(68,131,740)	(128,535,915)
Class C shares	(13,721,892)	(25,248,171)
Class I shares	(339,780)	(659,603)
Class Y shares	(39,264,691)	(73,979,770)
Total capital share transactions	(78,848,661)	2,303,514

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,538,535)	(150,958,194)
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 21

CALVERT GLOBAL WATER FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT'D

NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016(Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Beginning of period	$464,727,527	$615,685,721
End of period (including undistributed net investment loss of $1,705,172 and $218,231, respectively)	$418,188,992	$464,727,527

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	1,333,216	6,313,506
Class C shares	243,730	1,506,838
Class I shares	202,130	30,905
Class Y shares	1,026,617	3,248,122
Reinvestment of distributions:
Class A shares	4,472	1,340,198
Class C shares	—	313,424
Class I shares	2,240	3,554
Class Y shares	12,475	370,014
Shares redeemed:
Class A shares	(4,482,123)	(7,465,594)
Class C shares	(971,057)	(1,554,283)
Class I shares	(21,768)	(36,873)
Class Y shares	(2,547,573)	(4,246,645)
Total capital share activity	(5,197,641)	(176,834)
See notes to financial statements.

22 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Global Energy Solutions Fund ("Global Energy Solutions") and Calvert Global Water Fund ("Global Water") (the “Funds,” each a “Fund”), each a series of Calvert Impact Fund, Inc., are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. Calvert Impact Fund, Inc. is comprised of four separate series. The operations of each series are accounted for separately. The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
Each Fund offers four classes of shares - Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class I and Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (“the Board”) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Funds to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the year. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the year. Valuation techniques used to value the Funds’ investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Funds, that are expected to materially affect the value of those

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 23

securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. The Funds have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Closed-end funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Funds may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, the following securities were fair valued in good faith under the direction of the Board:

	TOTAL FAIR VALUE INVESTMENTS	% OF NET ASSETS
Global Energy Solutions	$879,821	0.9%
Global Water	$597,590	0.1%

24 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

The following tables summarizes the market value of the Funds’ holdings as of March 31, 2016, based on the inputs used to value them:

CALVERT GLOBAL ENERGY SOLUTIONS FUND	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$97,627,306	$—	$—	$97,627,306
Closed-End Funds	960,847	—	—	960,847
High Social Impact Investments	—	768,576	111,245	879,821
Time Deposit	—	2,007,181	—	2,007,181

TOTAL	$98,588,153	$2,775,757	$111,245^	$101,475,155

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.
On March 31, 2016, for certain securities which trade primarily outside the U.S., adjustments to prices due to movements against a specified benchmark were not necessary. As a result, $29,099,303 transferred out of Level 2 and into Level 1. The amount of this transfer was determined based on the fair value of such securities at the end of the period.

CALVERT GLOBAL WATER FUND	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$406,376,929	$—	$—	$406,376,929
High Social Impact Investments	—	—	597,590	597,590
Time Deposit	—	7,040,951	—	7,040,951

TOTAL	$406,376,929	$7,040,951	$597,590^	$414,015,470

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.
On March 31, 2016, for certain securities which trade primarily outside the U.S., adjustments to prices due to movements against a specified benchmark were not necessary. As a result, $89,704,233 transferred out of Level 2 and into Level 1. The amount of this transfer was determined based on the fair value of such securities at the end of the period.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.
The Funds may invest in Community Investment Notes issued by the Calvert Social Investment Foundation (the “CSI Foundation”). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from Calvert and its subsidiaries. The Funds have received an exemptive order from the Securities and Exchange Commission permitting the Funds to make investments in these notes under certain conditions.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Funds are informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 25

Foreign Currency Transactions: The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and asset and liabilities denominated in foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Funds charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.
Federal Income Taxes: No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.95% of the average daily net assets of Global Energy Solutions. For its services, the Advisor receives an annual fee, payable monthly, of 0.90% of the first $250 million of the average daily net assets of Global Water and 0.85% of all assets above $250 million.
The Advisor has contractually agreed to limit net annual fund operating expenses for Classes A, C, I and Y through January 31, 2017. The contractual expense caps are 1.85% for Class A and 1.60% for Class Y of each Fund. The contractual expense caps are 2.60% and 2.85% for Class C in Global Energy Solutions and Global Water, respectively. Prior to February 1, 2016, the expense cap for Class C in Global Energy Solutions was 2.85%. The contractual expense caps are 1.40% and 1.29% for Class I in Global Energy Solutions and Global Water, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Funds for an annual fee, payable monthly, based on the Funds’ average daily net assets.
For the period October 1, 2015 to January 31, 2016, the administrative fee was 0.35% for Class A, C and Y and 0.15% for Class I. CIAS and the Funds entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Funds commencing on February 1, 2016. CIAS voluntarily waived 0.23% for Class A, C and Y shares of the Funds and 0.03% for Class I shares of the Funds (the amount of the administrative fee above 0.12%) for the period from December 1, 2015 through January 31, 2016. During the six-month period ended March 31, 2016, CIAS voluntarily waived $35,523 and $161,926 for Global Energy Solutions and Global Water, respectively.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Funds. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund has adopted a Distribution Plan that permits each Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.50% and 1.00% annually of average daily net assets of Class A and C, respectively. The amount actually paid by each Fund is an annualized fee, payable monthly, of 0.25% and 1.00% of the Funds' average daily net assets of Class A and C, respectively. Class I and Class Y shares do not have Distribution Plan expenses.

26 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

CID received $19,138 and $32,696 as its portion of commissions charged on the sales of Class A shares of Global Energy Solutions and Global Water, respectively, for the period ended March 31, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Funds. For its services, CIS received a fee of $32,445 and $61,105 for the period ended March 31, 2016 for Global Energy Solutions and Global Water, respectively. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Funds who is not an employee of the Advisor or its affiliates receives an annual retainer of $52,000 plus a meeting fee of up to $3,000 for each Board meeting attended. Additional fees of $6,000 annually may be paid to the Committee chairs ($10,000 for the Board chair and the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Eligible Directors may participate in a Deferred Compensation Plan (the "Plan"). Obligations of the Plan will be paid solely out of the Funds’ assets. Directors’ fees are allocated to each of the funds served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER
Purchases	$46,810,003	$179,128,836
Sales	$33,923,439	$271,490,421
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were:

Capital Loss Carryforwards
Global Energy Solutions Fund
EXPIRATION DATE
2017	($21,115,915)
2018	(56,693,584)
2019	(43,799,530)
NO EXPIRATION DATE
Short-term	(1,686,599)
Long-term	(62,344,564)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.
As of March 31, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER
Unrealized appreciation	$4,890,902	$25,729,608
Unrealized (depreciation)	(15,956,574)	(38,637,771)
Net unrealized appreciation (depreciation)	($11,065,672)	($12,908,163)
Federal income tax cost of investments	$112,540,827	$426,923,633
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Funds had no loans outstanding pursuant to this line of credit at March 31, 2016.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 27

For the period ended March 31, 2016, borrowings by the Funds under the agreement were as follows:

Fund	Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
Calvert Global Energy Solutions Fund	$1,976	1.56%	$224,878	March 2016
Calvert Global Water Fund	$139,590	1.51%	$3,376,385	December 2015
NOTE E — SUBSEQUENT EVENTS
Effective April 11, 2016, Global Water changed its Investment Objective and Principal Investment Strategies. It also reduced its advisory fee and contractual expense caps for each class.  Please see the Prospectus for additional information related to these and other changes.
In preparing the financial statements as of March 31, 2016, no other subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

28 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$5.76	$7.10	$6.94	$5.16	$5.48	$8.22
Income from investment operations:
Net investment income (loss)	0.06	0.01	0.00	(0.01)	(0.01)	0.10
Net realized and unrealized gain (loss)	0.47	(1.35)	0.16	1.79	(0.17)	(2.84)
Total from investment operations	0.53	(1.34)	0.16	1.78	(0.18)	(2.74)
Distributions from:
Net investment income	(0.01)	—	—	—	(0.14)	—
Total distributions	(0.01)	—	—	—	(0.14)	—
Total increase (decrease) in net asset value	0.52	(1.34)	0.16	1.78	(0.32)	(2.74)
Net asset value, ending	$6.28	$5.76	$7.10	$6.94	$5.16	$5.48
Total return (b)	9.25%	(18.87%)	2.31%	34.50%	(3.27%)	(33.33%)
Ratios to average net assets: (c)
Net investment income (loss)	1.93%(d)	0.17%	(0.05%)	(0.19%)	(0.21%)	1.28%
Total expenses	2.11%(d)	2.21%	2.13%	2.40%	2.57%	2.30%
Net expenses	1.85%(d)	1.85%	1.85%	1.85%	1.85%	1.85%
Portfolio turnover	37%	99%	62%	90%	52%	65%
Net assets, ending (in thousands)	$76,036	$59,589	$75,155	$79,302	$57,727	$76,921

(a)Per share figures are calculated using the Average Shares Method.
(b)Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c)Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)Annualized.
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 29

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS C SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$5.42	$6.75	$6.66	$5.00	$5.28	$7.99
Income from investment operations:
Net investment income (loss)	0.02	(0.05)	(0.07)	(0.07)	(0.06)	0.02
Net realized and unrealized gain (loss)	0.45	(1.28)	0.16	1.73	(0.17)	(2.73)
Total from investment operations	0.47	(1.33)	0.09	1.66	(0.23)	(2.71)
Distributions from:
Net investment income	—	—	—	—	(0.05)	—
Total distributions	—	—	—	—	(0.05)	—
Total increase (decrease) in net asset value	0.47	(1.33)	0.09	1.66	(0.28)	(2.71)
Net asset value, ending	$5.89	$5.42	$6.75	$6.66	$5.00	$5.28
Total return (b)	8.67%	(19.70%)	1.35%	33.20%	(4.38%)	(33.92%)
Ratios to average net assets: (c)
Net investment income (loss)	0.88%(d)	(0.84%)	(1.04%)	(1.21%)	(1.22%)	0.28%
Total expenses	2.93%(d)	2.96%	2.93%	3.20%	3.37%	3.10%
Net expenses	2.77%(d)	2.85%	2.85%	2.85%	2.85%	2.85%
Portfolio turnover	37%	99%	62%	90%	52%	65%
Net assets, ending (in thousands)	$14,566	$13,663	$17,256	$16,697	$13,595	$18,300

(a)Per share figures are calculated using the Average Shares Method.
(b)Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c)Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)Annualized.
See notes to financial statements.

30 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$5.88	$7.21	$7.02	$5.19	$5.59	$8.34
Income from investment operations:
Net investment income	0.07	0.06	0.03	—	0.02	0.17
Net realized and unrealized gain (loss)	0.49	(1.39)	0.16	1.83	(0.18)	(2.92)
Total from investment operations	0.56	(1.33)	0.19	1.83	(0.16)	(2.75)
Distributions from:
Net investment income	(0.05)	—	—	—	(0.24)	—
Total distributions	(0.05)	—	—	—	(0.24)	—
Total increase (decrease) in net asset value	0.51	(1.33)	0.19	1.83	(0.40)	(2.75)
Net asset value, ending	$6.39	$5.88	$7.21	$7.02	$5.19	$5.59
Total return (b)	9.45%	(18.45%)	2.71%	35.26%	(2.77%)	(32.97%)
Ratios to average net assets: (c)
Net investment income	2.43%(d)	0.82%	0.34%	0.04%	0.38%	2.00%
Total expenses	4.20%(d)	5.63%	2.88%	3.19%	1.77%	1.51%
Net expenses	1.40%(d)	1.40%	1.40%	1.40%	1.40%	1.40%
Portfolio turnover	37%	99%	62%	90%	52%	65%
Net assets, ending (in thousands)	$700	$386	$180	$525	$725	$4,916

(a)Per share figures are calculated using the Average Shares Method.
(b)Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c)Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)Annualized.
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 31

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	March 31, 2016 (b) (Unaudited)	September 30, 2015 (b)	September 30, 2014 (b)	September 30, 2013	September 30, 2012 (b)	September 30, 2011 (a)(b)
Net asset value, beginning	$5.99	$7.36	$7.18	$5.32	$5.49	$7.70
Income from investment operations:
Net investment income (loss)	0.07	0.04	0.02	0.01	0.05	(0.01)
Net realized and unrealized gain (loss)	0.49	(1.41)	0.16	1.85	(0.22)	(2.20)
Total from investment operations	0.56	(1.37)	0.18	1.86	(0.17)	(2.21)
Distributions from:
Net investment income	(0.03)	—	—	—	—	—
Total distributions	(0.03)	—	—	—	—	—
Total increase (decrease) in net asset value	0.53	(1.37)	0.18	1.86	(0.17)	(2.21)
Net asset value, ending	$6.52	$5.99	$7.36	$7.18	$5.32	$5.49
Total return (c)	9.37%	(18.61%)	2.51%	34.96%	(3.10%)	(28.70%)
Ratios to average net assets: (d)
Net investment income (loss)	2.18%(e)	0.57%	0.33%	0.16%	0.90%	(0.92%)(e)
Total expenses	1.69%(e)	1.84%	1.85%	2.50%	6.75%	873.73%(e)
Net expenses	1.60%(e)	1.60%	1.60%	1.60%	1.60%	1.60%(e)
Portfolio turnover	37%	99%	62%	90%	52%	65%(f)
Net assets, ending (in thousands)	$11,103	$8,097	$7,654	$1,877	$897	$9

(a)From July 29, 2011 inception.
(b)Per share figures are calculated using the Average Shares Method.
(c)Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d)Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)Annualized.
(f)Portfolio turnover is not annualized for periods of less than one year.
See notes to financial statements.

32 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$14.87	$19.55	$19.12	$15.98	$14.29	$15.40
Income from investment operations:
Net investment income (loss)	(0.04)	(0.02)	0.01	(0.04)	0.02	0.06
Net realized and unrealized gain (loss)	1.21	(3.40)	1.77	3.99	3.29	(0.69)
Total from investment operations	1.17	(3.42)	1.78	3.95	3.31	(0.63)
Distributions from:
Net investment income	—(b)	—	(0.01)	(0.01)	(0.04)	(0.02)
Net realized gain	—	(1.26)	(1.34)	(0.80)	(1.58)	(0.46)
Total distributions	—	(1.26)	(1.35)	(0.81)	(1.62)	(0.48)
Total increase (decrease) in net asset value	1.17	(4.68)	0.43	3.14	1.69	(1.11)
Net asset value, ending	$16.04	$14.87	$19.55	$19.12	$15.98	$14.29
Total return (c)	7.90%	(18.35)%	9.69%	25.81%	25.16%	(4.38)%
Ratios to average net assets: (d)
Net investment income (loss)	(0.46%)(e)	(0.09)%	0.05%	(0.23)%	0.16%	0.36%
Total expenses	1.80%(e)	1.82%	1.85%	2.04%	2.34%	2.32%
Net expenses	1.73%(e)	1.82%	1.85%	1.85%	1.85%	1.85%
Portfolio turnover	42%	110%	77%	104%	116%	125%
Net assets, ending (in thousands)	$268,203	$295,337	$384,697	$178,275	$55,964	$39,535

(a)Per share figures are calculated using the Average Shares Method.
(b)Amount is less than $0.005 per share.
(c)Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d)Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)Annualized.
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 33

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS C SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$13.84	$18.41	$18.20	$15.38	$13.90	$15.12
Income from investment operations:
Net investment loss	(0.08)	(0.13)	(0.12)	(0.19)	(0.12)	(0.10)
Net realized and unrealized gain (loss)	1.12	(3.18)	1.68	3.81	3.18	(0.66)
Total from investment operations	1.04	(3.31)	1.56	3.62	3.06	(0.76)
Distributions from:
Net investment income	—	—	(0.01)	—	—	—
Net realized gain	—	(1.26)	(1.34)	(0.80)	(1.58)	(0.46)
Total distributions	—	(1.26)	(1.35)	(0.80)	(1.58)	(0.46)
Total increase (decrease) in net asset value	1.04	(4.57)	0.21	2.82	1.48	(1.22)
Net asset value, ending	$14.88	$13.84	$18.41	$18.20	$15.38	$13.90
Total return (b)	7.51%	(18.92%)	8.93%	24.63%	23.90%	(5.33%)
Ratios to average net assets: (c)
Net investment loss	(1.18%)(d)	(0.79%)	(0.65%)	(1.16%)	(0.81%)	(0.60%)
Total expenses	2.53%(d)	2.53%	2.53%	2.79%	3.20%	3.26%
Net expenses	2.45%(d)	2.53%	2.53%	2.79%	2.85%	2.85%
Portfolio turnover	42%	110%	77%	104%	116%	125%
Net assets, ending (in thousands)	$69,892	$75,061	$94,985	$30,759	$8,574	$5,537

(a)Per share figures are calculated using the Average Shares Method.
(b)Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c)Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)Annualized.
See notes to financial statements.

34 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)(b)
Net asset value, beginning	$15.02	$19.64	$18.99
Income from investment operations:
Net investment income	0.01	0.06	0.04
Net realized and unrealized gain (loss)	1.21	(3.42)	0.61
Total from investment operations	1.22	(3.36)	0.65
Distributions from:
Net investment income	(0.16)	—	—
Net realized gain	—	(1.26)	—
Total distributions	(0.16)	(1.26)	—
Total increase (decrease) in net asset value	1.06	(4.62)	0.65
Net asset value, ending	$16.08	$15.02	$19.64
Total return (c)	8.17%	(17.93%)	3.42%
Ratios to average net assets: (d)
Net investment income	0.10%(e)	0.32%	0.24%(e)
Total expenses	1.67%(e)	3.89%	4.85%(e)
Net expenses	1.29%(e)	1.29%	1.29%(e)
Portfolio turnover	42%	110%	77%
Net assets, ending (in thousands)	$3,771	$779	$1,066

(a)Per share figures are calculated using the Average Shares Method.
(b)From January 31, 2014 inception.
(c)Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d)Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)Annualized.
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 35

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$15.06	$19.73	$19.21	$16.03	$14.28	$15.44
Income from investment operations:
Net investment income (loss)	(0.01)	0.04	0.07	0.01	0.05	0.12
Net realized and unrealized gain (loss)	1.23	(3.45)	1.80	3.99	3.31	(0.71)
Total from investment operations	1.22	(3.41)	1.87	4.00	3.36	(0.59)
Distributions from:
Net investment income	(0.05)	—	(0.01)	(0.02)	(0.03)	(0.11)
Net realized gain	—	(1.26)	(1.34)	(0.80)	(1.58)	(0.46)
Total distributions	(0.05)	(1.26)	(1.35)	(0.82)	(1.61)	(0.57)
Total increase (decrease) in net asset value	1.17	(4.67)	0.52	3.18	1.75	(1.16)
Net asset value, ending	$16.23	$15.06	$19.73	$19.21	$16.03	$14.28
Total return (b)	8.12%	(18.12)%	10.14%	26.07%	25.55%	(4.22)%
Ratios to average net assets: (c)
Net investment income (loss)	(0.14%)(d)	0.23%	0.36%	0.08%	0.40%	0.76%
Total expenses	1.48%(d)	1.49%	1.49%	1.66%	2.12%	2.56%
Net expenses	1.40%(d)	1.49%	1.49%	1.60%	1.60%	1.60%
Portfolio turnover	42%	110%	77%	104%	116%	125%
Net assets, ending (in thousands)	$76,324	$93,551	$134,938	$26,009	$3,692	$2,934

(a)Per share figures are calculated using the Average Shares Method.
(b)Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c)Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)Annualized.
See notes to financial statements.

36 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACTS
At a meeting held on December 8, 2015, the Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between Calvert Impact Fund, Inc. and the Advisor and the Investment Subadvisory Agreement between the Advisor and the Subadvisor with respect to each Fund.
In evaluating the Investment Advisory Agreement with respect to the Funds, the Board considered, on a Fund-by-Fund basis, a variety of information relating to the Funds and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Funds by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Funds, and a separate report prepared by an independent third party, which provided a statistical analysis comparing each Fund’s investment performance, expenses and fees to comparable mutual funds.
The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement and Investment Subadvisory Agreement with respect to each Fund. Prior to voting, the disinterested Directors reviewed with respect to each Fund the proposed continuance of the Investment Advisory Agreement and Investment Subadvisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement with respect to the Funds, the Board considered, on a Fund-by-Fund basis, the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing each Fund’s advisory fee; comparative performance, fee and expense information for each Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the allocation of each Fund’s brokerage, including the Advisor’s process for monitoring “best execution”; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with each Fund; the effect of each Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided to the Funds by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Directors’ meetings, discussions and other reports. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for each Fund, were also considered. The Board also took into account the responsible investing research and analysis provided by the Advisor to each Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Funds’ and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Funds and the Advisor. The Board discussed the Advisor’s effectiveness in monitoring the performance of the Subadvisor and its timeliness in responding to performance issues. The Board concluded that it was satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 37

In considering each Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with respect to each Fund, including, among other information, a comparison of each Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group or peer universe, as applicable, by an independent third party in its report. This data, and the conclusions of the Board with respect to that data, included the following:
Global Energy Solutions Fund. For the one- and three-year periods ended June 30, 2015, the Fund performed above the median of its peer group, and for the five-year period ended June 30, 2015, the Fund performed below the median of its peer universe. The Fund outperformed its Lipper index for the one- and three-year periods ended June 30, 2015 and underperformed its Lipper index for the five-year period ended June 30, 2015. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. The Board also considered management’s discussion of the limitations on the active benchmark against which the Fund’s performance was measured as well as the Fund’s performance against a custom active benchmark. Based upon its review, the Board concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.
Global Water Fund. For the one-, three- and five-year periods ended June 30, 2015, the Fund performed above the median of its peer universe. The Fund outperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2015. The Board took into account management’s discussion of the Fund’s performance and its plans with respect to the Fund. Based upon its review, the Board concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.
In considering the Funds’ fees and expenses, the Board compared each Fund’s fees and total expense ratio with various comparative data for the funds in each Fund’s respective peer group or peer universe, as applicable. This data, and the considerations of the Board with respect to the Funds’ fees and expenses, included the following:
Global Energy Solutions Fund. The Fund’s advisory fee (after taking into account waivers and/or reimbursements) was above the median of its peer group and total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor was reimbursing a portion of the Fund’s expenses. The Board noted the Advisor’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the responsible investing research and analysis provided by the Advisor. The Board noted that the Fund’s administrator had agreed to implement an administrative fee change effective December 1, 2015, which is expected to reduce the administrative fee paid by certain classes of shares; however, the impact of the fee change is not yet reflected in the Fund’s total expenses. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
Global Water Fund. The Fund’s advisory fee was below the median of its peer universe and total expenses were above the median of its peer universe. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer universe. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board noted that the Advisor was not reimbursing any of the Fund’s expenses. The Board noted the Advisor’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the responsible investing research and analysis provided by the Advisor. The Board noted that the Fund’s administrator had agreed to implement an administrative fee change effective December 1, 2015, which is expected to reduce the administrative fee paid by certain classes of shares; however, the impact of the fee change is not yet reflected in the Fund’s total expenses. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a Fund-by-Fund basis. In reviewing the overall profitability of the advisory fee to the Funds’ Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative, and distribution services to the Funds for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with each Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide services to the Fund. The Board noted that the Advisor was reimbursing a portion of Global Energy Solutions Fund’s expenses. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Funds. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Funds. The Board also noted that the Advisor paid the

38 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

subadvisory fee to the Subadvisor. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Funds was reasonable.
The Board considered the effect of each Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee for the Global Energy Solutions Fund at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board also took into account the breakpoint in the advisory fee schedule for Global Water Fund that was reducing the advisory fee rate on assets above a certain specified asset level. The Board noted that if the Funds’ assets increased over time, the Funds might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement with respect to each Fund, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
In evaluating the Investment Subadvisory Agreement with respect to each Fund, the disinterested Directors reviewed information provided by the Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other information, the Subadvisor provided biographical information on portfolio management and other professional staff, performance information for itself, and descriptions of its investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices.
The Board reapproved the Investment Subadvisory Agreement between the Advisor and the Subadvisor with respect to each Fund based on a number of factors relating to the Subadvisor’s ability to perform under the Investment Subadvisory Agreement. In the course of its deliberations, the Board evaluated, among other factors: the nature, extent and the quality of the services provided by the Subadvisor; the Subadvisor’s management style and long-term performance record; each Fund’s performance record and the Subadvisor’s performance in employing its investment strategies; the Subadvisor’s current level of staffing and its overall resources; the qualifications and experience of the Subadvisor’s personnel; the Subadvisor’s financial condition with respect to its ability to perform the services required under the Investment Subadvisory Agreement; the Subadvisor’s risk management processes; the Subadvisor’s compliance systems, including those related to personal investing; and any disciplinary history. Based upon its review, the Board concluded that it was satisfied with the nature, extent and quality of services provided to each Fund by the Subadvisor under each Fund’s Investment Subadvisory Agreement.
As noted above, the Board considered, among other information, the Funds’ performance during the one-, three- and five-year periods ended June 30, 2015, as applicable, as compared to the Funds’ peer group or peer universe, as applicable, and noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor.
In considering the cost of services provided by the Subadvisor to each Fund and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the subadvisory fee under the Investment Subadvisory Agreement was paid by the Advisor out of the advisory fee that the Advisor received under the Investment Advisory Agreement. The Board also relied on the ability of the Advisor to negotiate the Investment Subadvisory Agreement and the corresponding subadvisory fee with respect to each Fund at arm’s length. In addition, the Board took into account the fees the Subadvisor charged to its other clients and considered these fee comparisons in light of the differences in managing these other accounts. Based upon its review, the Board concluded that the subadvisory fee for each Fund was reasonable in view of the quality of services received by the Fund from the Subadvisor and the other factors considered. For each of the above reasons, the cost of services provided by the Subadvisor to each Fund and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Subadvisor’s management of the Funds to be a material factor in its consideration, although the Board noted that the subadvisory fee schedule for each Fund contained breakpoints that reduced the subadvisory fee rate on assets above specified levels.
In reapproving the Investment Subadvisory Agreement with respect to each Fund, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director may have attributed different weights to various factors.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement and the Investment Subadvisory Agreement with respect to each Fund, among others: (a) the Advisor has demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Subadvisor is qualified to manage each Fund’s assets in accordance with each Fund’s investment objectives and policies; (c) the Advisor and Subadvisor maintain appropriate compliance programs; (d) the Subadvisor is likely to execute its investment strategies consistently over time; (e) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; and (f) each Fund’s advisory and subadvisory fees are reasonable in view of the quality of services received by the Fund from the Advisor and Subadvisor, respectively, and the other factors considered. Based on its conclusions, the Board

calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED) 39

determined that reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreement with respect to each Fund would be in the best interests of the Funds and their respective shareholders.

40 calvert.com CALVERT SOLUTION STRATEGIES SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
Supplement to
Calvert Equity and Asset Allocation Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Equity Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: April 8, 2016
THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED FEBRUARY 9, 2016 TO THE ABOVE-REFERENCED PROSPECTUSES, WHICH SUPPLEMENT CONTAINED SIMILAR DISCLOSURE. THIS SUPPLEMENT AMENDS THE EFFECTIVE DATE OF THE CHANGES DESCRIBED IN THE EARLIER SUPPLEMENT AND DESCRIBES CERTAIN ADDITIONAL CHANGES.
Effective on April 11, 2016, Calvert Global Water Fund (the “Fund”) will (i) change its Investment Objective and Principal Investment Strategies to track the Calvert Global Water Research Index, (ii) implement the Calvert Principles for Responsible Investment, and (iii) be advised on a day-to-day basis by Calvert Investment Management, Inc.
Effective on April 11, 2016, each Prospectus is amended as follows:
Change of Investment Objective
The text under Investment Objective in the Fund Summary is deleted and replaced by the following:
The Fund seeks to track the performance of the Calvert Global Water Research Index.
Change of Principal Investment Strategies
The text under "Investments, Risks and Performance – Principal Investment Strategies" is deleted and replaced by the following:
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Global Water Research Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector and normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water-related services or technologies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The companies in which the Fund invests operate businesses, business units or business lines that (i) provide clean drinkable water or wastewater management, (ii) manufacture products, such as pumps, pipes and valves, and provide services that help to cultivate clean water infrastructure systems, (iii) manufacture products or provide services related to the construction, planning, design, or engineering of infrastructure that improves water efficiency and/or delivery, (iv) develop, manufacture, distribute and/or install equipment or technologies for the treatment, separation and purification of water, including membranes, ultra-violet, desalination, filtration, ion exchange, and biological treatment, (v) offer technologies that promote water conservation and the efficient use of water, such as metering or recycling, (vi) are leaders in water efficiency or water re-use in high-intensity water industries, or (vii) provide innovative solutions to global water challenges.
The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many companies operating in the water-related sector are at a relatively early stage of development. Up to 5% of the Fund may be invested in High Social Impact Investments and Special Equities that provide financing to address global water challenges.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

[Not Part of Shareholder Report]

The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
Calvert Global Water Research Index. The Calvert Global Water Research Index is a proprietary index that is owned by Calvert Investments, Inc. It is composed of companies that manage water use in a sustainable manner and are actively engaged in expanding access to water, improving water quality, promoting the efficient use of water, or providing solutions that address other global water challenges. The Index universe consists of companies that satisfy minimum market capitalization and liquidity thresholds and are significantly involved in water-related business activities that are consistent with the Calvert Principles for Responsible Investment. A company is significantly involved in a water-related business activity if (i) at least 30 percent of its total annual revenue or earnings is derived from business activities in either the water utilities or water distribution sectors ("Water Utilities"), the water infrastructure sector ("Water Infrastructure Providers"), or water treatment or water technology sectors ("Water Technology Providers"), (ii) it is a leader in water efficiency or water re-use in a water-intensive industry, which may include the food products, paper and semiconductor industries ("Water Use Leaders"), or (iii) it provides solutions that address global water challenges, as outlined by the United Nations Sustainability Development Goals ("Water Innovators"). Water Utilities, Water Infrastructure Providers, Water Technology Providers and Water Use Leaders must have, at the time of each Index reconstitution, a minimum market capitalization of $200 million, a minimum float-adjusted market capitalization of $150 million, and a 20-day average daily trading volume of at least $750,000. Water Innovators must have, at the time of each Index reconstitution, a minimum market capitalization of $50 million, float that equals or exceeds 30 percent of the issued and outstanding shares of the company, and a 20-day average daily trading volume of at least $300,000.
At each Index reconstitution Water Utilities, Water Infrastructure Providers, and Water Technology Providers will each represent approximately one-quarter of the total market value of the Index, and, within each category, each constituent will be further weighted based on the natural logarithm of its market capitalization, subject to a maximum weight for each constituent equal to 5 percent of the total market capitalization of the Index. This weighting methodology seeks to limit the potential for large-cap and mega large-cap names to dominate the Index while allowing for increased exposure to small-cap and micro-cap names. At each Index reconstitution, the Water Use Leaders and Water Innovators will together comprise approximately one-quarter of the Index, subject to a combined maximum for these two categories of 50 constituents that will be equal-weighted. The number of companies in the Index will change over time due to company mergers or changes resulting from Calvert's evaluation of an issuer's conduct relative to the responsible investment principles. The Index is reconstituted annually and is rebalanced quarterly.
At each Index reconstitution, at least 40% of the total market value of the Index or, if the Advisor determines conditions are not favorable, at least 30% of the total market value of the Index, will be comprised of foreign securities. Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated. All Index constituents must be listed on a stock exchange in either a developed country or an emerging market country. Although the constitution of the Index is not based on a predetermined geographic allocation, at each reconstitution and rebalancing the Index will include issuers from at least three different countries (including the United States). Most Index constituents will be domiciled in, and generate revenue in, developed countries, but emerging market companies may comprise up to 20% of the Index.
At each Index reconstitution and rebalancing at least 40% of the total market value of the Index will have economic exposure to the water sector through (i) the percentage of revenues or earnings of the Index constituents that are generated from water-related products, services or technologies or (ii) the percentage of assets of the Index constituents that are utilized to produce those products, deliver those services, or deploy those technologies.
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.
Changes to Principal Risks

[Not Part of Shareholder Report]

Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary for each Fund, insert the following text as the third full paragraph:
Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial and responsible investing factors, the Fund will not be able to match the performance of the index exactly.
Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary for each Fund, delete “Foreign Currency Hedge and Derivatives Risk".
Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary for each Fund, delete “Responsible Investing Risk" and insert the following:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company's environmental, social and governance ("ESG") performance or the Advisor's assessment of a company's ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund's responsible investment principles. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company's ESG performance. Successful application of the Fund's responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.
Change to Portfolio Management
Kleinwort Benson Investors International Ltd. is terminated as a subadvisor for the Fund.
Under“Portfolio Management” in the Fund Summary, the section entitled "Investment Subadvisor" is deleted and the table in that section is deleted and replaced by the following table:

Portfolio Manager Name	Title	Length of Time Managing Fund
Laurie Webster, CFA	Vice President - Investment Operations and Indexing	Since April 2016
Matthew Moore, CFA	Index Portfolio Manager and Senior Analyst	Since April 2016
Lise Bernhard	Director of Investment Operations and Performance	Since April 2016
Christopher Madden, CFA	Portfolio Manager	Since April 2016
Jade Huang	Portfolio Manager	Since April 2016
Under “Management of Fund Investments – More Information About the Advisor, Subadvisors and Portfolio Managers” the section entitled "Calvert Global Energy Solutions Fund and Calvert Global Water Fund" is deleted and replaced by the following text:
Calvert Global Energy Solutions Fund
Kleinwort Benson Investors International, Ltd. (KBI), 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1, Ireland, has managed the assets of Calvert Global Energy Solutions Fund since inception in May 2007. KBI is wholly-owned by Kleinwort Benson Investors Dublin Ltd., which is a wholly-owned subsidiary of Kleinwort Benson Group Ltd. KBI’s ultimate parent is BHF Kleinwort Benson Group SA. KBI had over $7.9 billion in assets under management as of December 31, 2015.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Treasa Ni Chonghaile	Equity Portfolio Management, KBI	Portfolio Manager
Colm O’Connor	Equity Portfolio Management, KBI	Portfolio Manager
Calvert Global Water Fund

[Not Part of Shareholder Report]

Calvert Investment Management, Inc.
See “About Calvert” above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Laurie Webster, CFA
July 2015 - present: Vice President - Investment Operations and Indexing, Calvert.
2007 - June 2015: Director, Investment and Performance Systems, Calvert.
Ms. Webster has 30 years of experience in the financial industry and has been with Calvert for 15 years.
Co-Portfolio Manager
Matthew Moore, CFA
October 2015 - present: Index Portfolio Manager and Senior Analyst, Calvert.
January 2014 - October 2015: Assistant Portfolio Manager and Head Trader, Calvert.
2008 - 2013: Investment Analyst and Head Trader, Calvert.
Co-Portfolio Manager
Lise Bernhard
October 2015 - present: Director of Investment Operations and Performance, Calvert. Prior to October 2015, Ms. Bernhard was Manager, Calvert Responsible Indexes and Senior Performance Analyst, Calvert. Ms. Bernhard has over 20 years of experience in the financial industry and has been with Calvert for 10 years.
Co-Portfolio Manager
Christopher Madden, CFA	November 2015 - present: Portfolio Manager, Calvert October 2010 - October 2015: Senior Equity Analyst, Calvert	Co-Portfolio Manager
Jade Huang	November 2015 - present: Portfolio Manager, Calvert 2010 - October 2015: Senior Equity Analyst, Calvert 2006 - 2010: Equity Analyst, Calvert	Co-Portfolio Manager
Change to the Annual Fund Operating Expenses
The Annual Fund Operating Expenses table under "Fees and Expenses of the Fund" in the Fund Summary of the Class A, C and Y Prospectus is deleted and replaced by the following table.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees[3]	0.84%	0.84%	0.84%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.35%	0.31%	0.27%
Total annual fund operating expenses	1.44%	2.15%	1.11%
Less fee waiver and/or expense reimbursement[4]	(0.16%)	(0.12%)	(0.08%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.28%	2.03%	1.03%
3 Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
4 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2018. Direct net operating expenses will not exceed 1.28% for Class A, 2.03% for Class C and 1.03% for Class Y. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
The Annual Fund Operating Expenses table under "Fees and Expenses of the Fund" in the Fund Summary of the Class I Prospectus is deleted and replaced by the following table.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.84%
Distribution and service (12b-1) fees	None
Other expenses	2.87%
Total annual fund operating expenses	3.71%
Less fee waiver and/or expense reimbursement[2]	(2.78%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93%
1 Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

[Not Part of Shareholder Report]

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.93% through January 31, 2018. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class I to 2.00% through January 31, 2026. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
In the table under "Management of Fund Investments – Advisory Fees" in the Class A, C and Y Prospectus, delete footnote 3, which was included in the Prospectus in error, and replace the footnote with the following text:
3 Effective April 11, 2016, the advisory fee is 0.75% of the Fund's average daily assets for the first $250,000,000 and 0.70% of the Fund's average daily assets over $250,000,000.
In the table under "Management of Fund Investments – Advisory Fees" in the Class I Prospectus the reference to "0.87%" is changed to "0.87%3" and the following footnote is added below the table:
3 Effective April 11, 2016, the advisory fee is 0.75% of the Fund's average daily assets for the first $250,000,000 and 0.70% of the Fund's average daily assets over $250,000,000.
In the table under "More Information on Fees and Expenses – Contractual Fee Waivers and/or Expense Reimbursements" in the Class A, C and Y Prospectus the information presented for the Calvert Global Water Fund should be changed to 1.28%, 2.03% and 1.03% for Class A, Class C and Class Y, respectively.
In the table under "More Information on Fees and Expenses – Contractual Fee Waivers and/or Expense Reimbursements" in the Class I Prospectus the information presented for the Calvert Global Water Fund should be changed to 0.93%.
Change to the Example
The Example in the Fund Summary in the Class A, C and Y Prospectus is deleted and replaced by the following Example.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$599	$894	$1,210	$2,104
Class C
Expenses assuming redemption	$306	$661	$1,143	$2,473
Expenses assuming no redemption	$206	$661	$1,143	$2,473
Class Y	$105	$345	$604	$1,345
The Example in the Fund Summary in the Class I Prospectus is deleted and replaced by the following Example.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

[Not Part of Shareholder Report]

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9,489	$52,375	$97,873	$224,113
Implementation of the Calvert Principles for Responsible Investment
Immediately below the heading "About Sustainable and Socially Responsible Investing – Calvert Principles for Responsible Investment" delete the parenthetical and replace it with the following text:
(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Large Cap Core Portfolio, Calvert International Equity Fund and Calvert Global Water Fund)
Immediately below the heading "About Sustainable and Socially Responsible Investing – Calvert Solution Strategies®" delete the parenthetical and replace it with the following text:
(Calvert Global Energy Solutions Fund and Calvert Emerging Markets Equity Fund)
Under "About Sustainable and Socially Responsible Investing – Calvert Solution Strategies® – Sustainable and Socially Responsible Investment Criteria" delete the section entitled "Calvert Global Water Fund".
In the Fund Summary for the Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund, delete all references to the Calvert Global Water Fund under "Investments, Risks and Performance – Responsible Investing".
Other Changes
In the table under "More Information on Investment Objective, Investment Strategies and Risks – Further Description of Investment Strategies and Techniques", insert a new row entitled "Indexing" as the seventh row under the heading "Investment Techniques". The row should be populated with "NA" for all Funds except the Calvert Global Water Fund, which should be populated with the icon that indicates the fund uses indexing as a principal investment strategy.
Under "More Information on Investment Objective, Investment Strategies and Risks" delete the section entitled "Description of Water Indices".

[Not Part of Shareholder Report]

CALVERT SOLUTION STRATEGIES	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Global Value Fund
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Global Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert Green Bond Fund

Semi-Annual Report March 31, 2016 E-Delivery Sign-Up — Details Inside

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Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

1	President’s Letter
2	Portfolio Management Discussion
5	Understanding Your Fund's Expenses
6	Schedule of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
16	Notes to Financial Statements
21	Financial Highlights
24	Proxy Voting
24	Availability of Quarterly Portfolio Holdings
24	Basis for Board's Approval of Investment Advisory Contracts

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
Historically, environmental and social initiatives have been accomplished through the singular passage of legislation designed to remediate the impact of one significant influence on a singular populace. Commencing with the anti-deforestation efforts in 1842, followed by environmental legislation in industrialized nations to regulate smoke pollution in 1863, arguably, a predecessor to the ubiquitous stop smoking campaigns of today; the previous approach, put forth largely by developed nations, served to the benefit of their citizens and not the rest of the Earth's populace - the majority.
However, the year of 2015 marked a dynamic and exciting shift in the resolution of contemporary environmental and social causes - global leaders from all facets of society, collectively, took action to create global policy platforms with far reaching agendas designed to accelerate our global society's evolution towards a more sustainable and inclusive state. The Pope's Encyclical, issued June 18, 2015, called for the establishment of a new partnership between science and religion to combat human-driven climate change. The United Nations formalized the United Nations Sustainable Development Goals, which included seventeen Sustainable Development Goals (SDGs) geared towards dramatically reducing poverty, fighting inequality and injustice, and tackling climate change by 2030. The COP 21 (Conference of Parties to the 21 session of the United Nations Framework Convention on Climate Change) introduced a historic agreement to combat climate change and accelerate both the action and investment needed for a sustainable low carbon future. Indeed, these are a mere few examples of the broad reaching directives recently initiated in order to encourage action and stress accountability.
Additionally, and importantly, resolution has not only been limited to direct impact policy changes, but also by investors’ behavior and preference. Recognizing the demand by investors to be influencers of change through their capital allocations, the United States Department of Labor (“DOL”) issued Interpretive Bulletin (“IB”) 2015-01 in October of 2015. This bulletin updated and clarified the DOL’s position on how fiduciary investors may best utilize knowledge of a prospective investment’s key environmental, social and governance indicators when making investment decisions for retirement plans. Essentially, the DOL has created a platform that allows fiduciaries to utilize ESG information in their investment decisions regarding a variety of retirement assets, including, but not limited to, IRA accounts; 401(K) accounts; and retirement accounts monitored by a company or union. This legislation is a powerful and fundamental change, especially given- retirement assets represent over $24 trillion and, thus if purposefully directed, may effect meaningful impact. IB 2015-01 is an exciting development in the world of socially responsible investing as it will provide access to vast amounts of capital that can be used to encourage and facilitate better corporate practices.
Change is here. Our challenge, collectively as socially conscious investors, will be to maintain its momentum and focus. Through your investment in the Calvert Funds you are engaged and influential in this movement. By allocating capital only to the best environmentally and socially governed corporations, we-alongside you, encourage good corporate citizenry. Our shareholder advocacy efforts, which fundamentally represent you as a shareholder, consistently monitor and challenge poor corporate policy, thus effecting positive outcomes. Through your support, we are able to partner with academics and industry renowned technicians to produce innovative research that will help to provide both better ESG investment solutions and a more lasting impact.
This is an exciting time and we at Calvert appreciate servicing you, as fund shareholders, and look forward to the future together as we navigate the waters of progress.
Respectfully,
John Streur
May 2016

calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

PORTFOLIO MANAGEMENT DISCUSSION

Vishal Khanduja, CFA Vice President, Portfolio Manager and Head of Taxable Fixed Income	Matthew Duch Vice President, Portfolio Manager
Brian S. Ellis, CFA Portfolio Manager
Market Review
US Fixed Income markets experienced heightened volatility but provided positive returns mainly driven by the safe haven government bond sector. During the first half of the period (Q4 2015) the Federal Open Market Committee (FOMC) raised the target range for the federal funds rate by 25bps to 25-50bps - nearly seven years to the date after moving to the zero lower bound.
The period was one where investors had to absorb higher volatility for the low returns as markets operated in an environment with decreased liquidity due to reduced dealer balance sheets, China’s hard-landing fears, commodity led volatility in risk asset valuations and FOMC’s first tightening move and future glide path.
2015 was a challenging year for US credit. Both Investment Grade and High Yield finished 2015 with negative returns. 2016 started off on a similar tone with risk assets severely underperforming for the first half of Q1 2016. The 6 month period finished with positive returns as risk assets pivoted midway through February with improving U.S. economic data along with further accommodative actions by global central banks. Barclays US Aggregate (2.44% total return and 0.29% excess return1), Barclays US Credit (3.38% total return and 0.70% excess return) and Barclays US High Yield (1.22% total return and -0.46% excess return) provided positive returns for the period.
Investment Strategy and Technique
The Fund seeks to maximize current income, consistent with preservation of capital, through investment in bonds and other debt securities.
The Fund uses a relative value strategy, and typically invests at least 80% of its net assets in green bonds of any maturity. Green bonds may include those issued by companies that develop or provide products or services that seek to provide environmental solutions, or that support environmental projects, among others.
In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making.
Fund Performance Relative to the Benchmark
The Fund’s underweight to duration, out-of-benchmark allocation to high-yield corporates and over-allocation to asset backed securities (ABS) detracted from relative performance. The Fund’s duration position was on average .40 years shorter than its benchmark, mostly expressed through an underweight to the front end of the yield curve.
Over allocation to investment-grade corporates and strong security selection within investment-grade corporate sectors contributed positively to Fund performance for the period.
A notable underperformer was the Fund’s allocation to YieldCos under the high-yield sector. We sold the Fund’s position in TerraformGlobal (GLBL) and TerraformPower (TERP), both YieldCos, during the quarter. We had maintained positions given long-term contracted cash flows and our view of improving economics in renewable energy.
______________________________
1Returns above comparable U.S. Treasury securities.

2 calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Corporate	44.9%
Financial Institutions	21.3%
Industrial	22.9%
Utility	0.7%
Government Related	24.5%
Agencies	12.4%
Local Authorities	5.8%
Supranational	6.3%
High Social Impact Investments	0.2%
Municipal	4.7%
Utility	4.7%
Securitized	11.5%
Asset-Backed Securities	9.3%
Collateralized Mortgage-Backed Securities	2.0%
Mortgage-Backed Passthrough	0.2%
Short-term Investments	8.3%
Treasury	5.9%
Total	100%

Among others, concerns around the financial viability of TERP and GLBL’s sponsor, SunEdison, came to the forefront during the quarter. Ultimately, management at the YieldCos was replaced with SunEdison management.
We sold the Fund’s positions as a result, as a key characteristic of the YieldCo structure - the insulation from sponsor financial risks - was removed. We still believe the economics around solar and wind power are attractive, but will wait for more clarity on this specific situation and the improvement of YieldCo governance structures.
Going forward, we continue to believe an underweight to duration is appropriate. In our view, the front-end of the yield curve remains vulnerable to market repricing of the timing of Fed policy. Spread sectors, including those not in the Fund’s benchmark, such as short-maturity, high-yield corporates, continue to offer attractive short-term investment opportunities.
Positioning and Market Outlook
We expect the fixed income markets to continue to be driven by three broad factors: divergence, volatility and liquidity challenges.
We believe the global central banks will remain very vocal and a continued source of market volatility. We also think policy divergence between the United States and the rest of the world will come back into focus. Despite recent weakness in U.S. economic data, and dovish rhetoric from the Fed, we

CALVERT GREEN BOND FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
	6 MONTHS ENDED 3/31/16	12 MONTHS ENDED 3/31/16
Class A	1.99%	0.68%
Class I	2.25%	1.12%
Class Y	2.12%	0.87%
Barclays U.S. Aggregate Bond Index	2.44%	1.96%
Lipper A Rated Corporate Debt Funds Average	2.61%	0.37%

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 3.75% front-end sales charge or any deferred sales charge.

	30 DAYS ENDED
SEC YIELD	9/30/15	3/31/16
Class A	1.58%	1.60%
Class I	2.01%	2.04%
Class Y	1.88%	1.91%

believe the economy and reported data should stabilize enough to allow the Fed to gradually continue tightening.
The Fund’s allocation to spread sectors remains largely the same as the previous two quarters. While at this stage in the credit cycle we think caution is warranted, we believe current spread levels in certain areas of the market compensate for these risks. Areas of the investment-grade corporate market appear particularly attractive to us, and we will look to opportunistically increase allocations to this market. We continue to believe an active, multi-sector approach to fixed income investing is a sound strategy to successfully navigating the volatile, liquidity challenged environment we expect for the foreseeable future.

Vishal Khanduja, CFA	Matthew Duch

Brian S. Ellis, CFA
Calvert Investment Management, Inc.
May 2016

calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 3.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT GREEN BOND FUND
MARCH 31, 2016
AVERAGE ANNUAL TOTAL RETURNS	Ticker Symbol	1 Year	Since Inception (10/31/2013)
Class A (with max. load)	CGAFX	-3.09%	0.99%
Class I	CGBIX	1.12%	2.99%
Class Y	CGYFX	0.87%	2.86%
Barclays U.S. Aggregate Bond Index		1.96%	3.54%
Lipper A Rated Corporate Debt Funds Average		0.37%	3.76%

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.16%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

4 calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/15	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/1/15 - 3/31/16
Class A
Actual	0.88%	$1,000.00	$1,019.90	$4.44
Hypothetical (5% return per year before expenses)	0.88%	$1,000.00	$1,020.60	$4.45
Class I
Actual	0.50%	$1,000.00	$1,022.50	$2.53
Hypothetical (5% return per year before expenses)	0.50%	$1,000.00	$1,022.50	$2.53
Class Y
Actual	0.63%	$1,000.00	$1,021.20	$3.18
Hypothetical (5% return per year before expenses)	0.63%	$1,000.00	$1,021.85	$3.18

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 9.2%
Asset-Backed - Automobile - 5.0%
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (a)	300,000	300,509
Toyota Auto Receivables Owner Trust:
2015-B A2B, 0.646%, 11/15/17 (b)	421,437	421,298
2014-A A3, 0.67%, 12/15/17	2,194,998	2,192,103
2014-A A4, 1.18%, 6/17/19	300,000	300,296
		3,214,206

Asset-Backed - Other - 4.2%
Dell Equipment Finance Trust, 1.80%, 6/22/20 (a)	420,000	420,050
RenewFund Receivables Trust, 3.51%, 4/15/25 (a)	312,924	310,082
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (a)	281,701	282,375
Series III LLC, 4.02%, 7/20/44 (a)	564,461	539,842
Series III LLC, 5.44%, 7/20/44 (a)	191,397	196,976
Sunrun Callisto Issuer LLC, 5.38%, 7/20/45 (a)	979,735	951,304
		2,700,629

Total Asset-Backed Securities (Cost $5,952,828)		5,914,835

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
GRACE Mortgage Trust, 3.59%, 6/10/28 (a)(b)	400,000	375,628
JP Morgan Chase Commercial Mortgage Securities Trust, 3.805%, 6/10/27 (a)(b)	450,000	451,102
Morgan Stanley Capital I Trust Series 2014-CPT:
Class F, 3.446%, 7/13/29 (a)(b)	430,000	402,979
Class G, 3.446%, 7/13/29 (a)(b)	100,000	88,924

Total Commercial Mortgage-Backed Securities (Cost $1,336,380)		1,318,633

CORPORATE BONDS - 55.5%

Basic Materials - 0.3%
Methanex Corp., 5.65%, 12/1/44	200,000	161,552

Communications - 4.7%
AT&T, Inc.:
1.305%, 3/11/19 (b)	900,000	893,083
4.125%, 2/17/26	175,000	184,812
5.65%, 2/15/47	300,000	331,114
Cisco Systems, Inc., 2.20%, 2/28/21	300,000	305,969

6 calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Verizon Communications, Inc.:
1.412%, 6/17/19 (b)	500,000	498,811
3.50%, 11/1/24	120,000	125,905
4.862%, 8/21/46	650,000	685,439
		3,025,133

Consumer, Cyclical - 12.5%
American Airlines Pass Through Trust:
5.60%, 1/15/22 (a)	862,522	871,148
3.70%, 11/1/24	239,769	228,380
5.25%, 7/15/25	180,000	180,900
CVS Health Corp.:
3.875%, 7/20/25	500,000	539,563
4.875%, 7/20/35	200,000	222,994
5.125%, 7/20/45	200,000	231,624
Ford Motor Co., 4.75%, 1/15/43	125,000	125,409
Ford Motor Credit Co. LLC:
1.462%, 3/12/19 (b)	750,000	731,570
1.549%, 11/4/19 (b)	750,000	723,705
Home Depot, Inc. (The), 4.20%, 4/1/43	150,000	161,127
Hyundai Capital America, 1.45%, 2/6/17 (a)	750,000	749,134
Hyundai Capital Services, Inc., 2.875%, 3/16/21 (a)	1,200,000	1,206,798
Johnson Controls, Inc., 4.625%, 7/2/44	200,000	193,334
Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 8/15/25 (a)	100,000	85,000
Nissan Motor Acceptance Corp., 1.33%, 9/26/16 (a)(b)	250,000	250,258
Virgin Australia Trust:
7.125%, 10/23/18 (a)	154,694	154,694
6.00%, 4/23/22 (a)	422,623	426,849
Whirlpool Corp.:
6.50%, 6/15/16	500,000	504,783
3.70%, 5/1/25	400,000	407,980
		7,995,250

Consumer, Non-cyclical - 2.7%
Massachusetts Institute of Technology, 3.959%, 7/1/38	635,000	695,253
Whole Foods Market, Inc., 5.20%, 12/3/25 (a)	1,000,000	1,047,908
		1,743,161

Financial - 25.2%
American Tower Corp.:
3.45%, 9/15/21	200,000	204,509
4.00%, 6/1/25	200,000	206,326
Bank of America Corp.:
1.35%, 11/21/16	1,000,000	1,000,976
1.95%, 5/12/18	500,000	500,738
2.625%, 10/19/20	425,000	427,961
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	400,000	394,000
3.95%, 4/21/25	250,000	248,739

calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
3.875%, 8/1/25	500,000	518,221
4.45%, 3/3/26	150,000	154,528
4.25%, 10/22/26	100,000	101,491
Capital One Bank, 2.25%, 2/13/19	300,000	299,257
Capital One Financial Corp., 4.20%, 10/29/25	150,000	151,876
Capital One NA:
1.768%, 8/17/18 (b)	750,000	752,020
2.35%, 8/17/18	250,000	251,287
Citigroup, Inc.:
0.906%, 6/9/16 (b)	750,000	749,568
2.50%, 9/26/18	350,000	355,353
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	100,000	95,700
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)	200,000	200,494
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	100,000	98,250
4.40%, 6/10/25	50,000	50,986
4.60%, 3/9/26	485,000	497,287
4.45%, 9/29/27	450,000	452,810
Digital Realty Trust LP, 3.95%, 7/1/22	1,000,000	1,018,220
ING Bank NV, 2.00%, 11/26/18 (a)	1,500,000	1,504,318
JPMorgan Chase & Co.:
1.574%, 1/23/20 (b)	100,000	100,018
3.625%, 5/13/24	250,000	260,676
3.90%, 7/15/25	150,000	159,022
KFW:
1.75%, 10/15/19	200,000	203,297
1.875%, 11/30/20	1,500,000	1,527,061
Morgan Stanley:
1.359%, 7/23/19 (b)	500,000	492,405
2.375%, 7/23/19	500,000	505,255
4.00%, 7/23/25	100,000	104,564
5.00%, 11/24/25	100,000	108,222
3.95%, 4/23/27	100,000	100,106
Prologis LP, 3.35%, 2/1/21	250,000	260,434
Prudential Financial, Inc., 2.30%, 8/15/18	300,000	304,444
Vornado Realty LP, 2.50%, 6/30/19	1,500,000	1,512,421
Wells Fargo & Co., 2.50%, 3/4/21	300,000	303,789
		16,176,629

Government - 6.4%
African Development Bank:
0.75%, 10/18/16	370,000	369,749
1.375%, 12/17/18	1,000,000	1,009,397
Asian Development Bank, 2.125%, 3/19/25	750,000	760,353
European Investment Bank, 2.50%, 10/15/24	200,000	208,586
International Finance Corp., 0.625%, 11/15/16	1,000,000	999,440
Nordic Investment Bank, 2.25%, 9/30/21	750,000	778,101
		4,125,626

8 calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Industrial - 0.7%
General Electric Co., 2.70%, 10/9/22	345,000	358,811
Masco Corp., 4.45%, 4/1/25	100,000	103,730
		462,541

Technology - 2.3%
Apple, Inc., 2.85%, 2/23/23	1,250,000	1,295,699
Intel Corp., 3.10%, 7/29/22	150,000	158,584
		1,454,283

Utilities - 0.7%
American Water Capital Corp., 3.40%, 3/1/25	400,000	421,350

Total Corporate Bonds (Cost $34,999,766)		35,565,525

HIGH SOCIAL IMPACT INVESTMENTS - 0.2%
Calvert Social Investment Foundation Notes, 0.50%, 3/18/17 (c)(d)	150,000	144,108

Total High Social Impact Investments (Cost $150,000)		144,108

MUNICIPAL OBLIGATIONS - 9.2%

California - 3.2%
Metropolitan Water District of Southern California Revenue Bonds, 6.947%, 7/1/40	250,000	294,508
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	430,000	539,026
Southern California Public Power Authority Revenue Bonds, 5.943%, 7/1/40	1,000,000	1,225,440
		2,058,974

Massachusetts - 0.3%
Massachusetts Clean Water Trust, Revenue Bonds, 5.192%, 8/1/40	150,000	181,596

New York - 5.7%
New York City Water & Sewer System, Revenue Bonds:
5.44%, 6/15/43	770,000	982,559
5.882%, 6/15/44	605,000	824,052
New York State Environmental Facilities Corp. Revenue Bonds:
1.48%, 7/15/18	750,000	758,520
2.25%, 7/15/20	1,040,000	1,074,039
		3,639,170

Total Municipal Obligations (Cost $5,643,010)		5,879,740

SOVEREIGN GOVERNMENT BONDS - 10.0%
Export Development Canada:
0.875%, 1/30/17	150,000	150,154
1.25%, 12/10/18	1,000,000	1,003,219

calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
SOVEREIGN GOVERNMENT BONDS - CONT’D
Export-Import Bank of Korea, 2.125%, 2/11/21	1,000,000	1,003,477
Kommunalbanken A/S, 0.75%, 11/21/16 (a)	200,000	200,092
Kommuninvest i Sverige AB, 1.50%, 4/23/19 (a)	1,000,000	1,008,652
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	1,500,000	1,511,250
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26 (a)	1,000,000	1,012,342
Svensk Exportkredit AB, 1.875%, 6/23/20	500,000	507,314

Total Sovereign Government Bonds (Cost $6,337,113)		6,396,500

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.6%
Overseas Private Investment Corp.:
3.22%, 9/15/29	800,000	836,462
3.16%, 6/1/33	199,929	207,346

Total U.S. Government Agencies and Instrumentalities (Cost $999,929)		1,043,808

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Fannie Mae, 3.11%, 7/1/23	144,004	152,667

Total U.S. Government Agency Mortgage-Backed Securities (Cost $143,441)		152,667

U.S. TREASURY OBLIGATIONS - 6.1%
United States Treasury Bonds, 3.00%, 11/15/45	802,000	865,815
United States Treasury Notes:
0.369%, 4/30/16(b)	500,000	500,016
0.75%, 2/28/18	1,018,000	1,018,238
1.00%, 3/15/19	96,000	96,375
1.125%, 2/28/21	703,000	700,116
1.50%, 2/28/23	700,000	698,059
1.625%, 2/15/26	30,000	29,564

Total U.S. Treasury Obligations (Cost $3,888,334)		3,908,183

TIME DEPOSIT - 8.5%
State Street Bank Time Deposit, 0.278%, 4/1/16	5,483,844	5,483,844

Total Time Deposit (Cost $5,483,844)		5,483,844

TOTAL INVESTMENTS (Cost $64,934,645) - 102.6%		65,807,843
Other assets and liabilities, net - (2.6)%		(1,689,082)
NET ASSETS - 100.0%		$64,118,761
See notes to financial statements.

10 calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

FUTURES		NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
	5 Year U.S. Treasury Notes	8	6/16	$969,313	$7,408
	Ultra Long U.S. Treasury Bonds	11	6/16	1,897,844	10,979
	Total Long				$18,387
Short:
	10 Year U.S. Treasury Notes	(13)	6/16	(1,695,078)	($11,258)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.
(c) This security was valued under the direction of the Board of Directors. See Note A.
(d) Restricted securities represent 0.2% of the net assets of the Fund.

Abbreviations:
LLC:	Limited Liability Corporation
LP:	Limited Partnership

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 0.50%, 3/18/17	3/18/16	150,000
See notes to financial statements.

calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

CALVERT GREEN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $64,934,645) - see accompanying schedule	$65,807,843
Cash	823
Cash collateral at broker	47,715
Receivable for securities sold	1,966,699
Receivable for shares sold	241,387
Interest receivable	342,608
Receivable for futures contracts variation margin	8,563
Directors' deferred compensation plan	34,169
Receivable from Calvert Investment Services, Inc.	149
Total assets	68,449,956

LIABILITIES
Payable for securities purchased	4,246,147
Payable for shares redeemed	27,707
Payable to Calvert Investment Management, Inc.	6,932
Payable to Calvert Investment Distributors, Inc.	5,419
Payable to Calvert Investment Administrative Services, Inc.	5,954
Directors' deferred compensation plan	34,169
Accrued expenses and other liabilities	4,867
Total liabilities	4,331,195
NET ASSETS	$64,118,761

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding,
$0.10 par value, 20,000,000 shares authorized:
Class A: 1,731,844 shares outstanding	$26,269,124
Class I: 1,616,496 shares outstanding	24,326,831
Class Y: 844,047 shares outstanding	12,863,630
Undistributed net investment income	1,019
Accumulated net realized gain (loss)	(222,170)
Net unrealized appreciation (depreciation)	880,327
NET ASSETS	$64,118,761

NET ASSET VALUE PER SHARE
Class A (based on net assets of $26,478,455)	$15.29
Class I (based on net assets of $24,709,032)	$15.29
Class Y (based on net assets of $12,931,274)	$15.32
See notes to financial statements.

12 calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income	$758,772
Total investment income	758,772

Expenses:
Investment advisory fee	92,029
Administrative fees	43,674
Transfer agency fees and expenses	19,573
Distribution Plan expenses:
Class A	29,775
Directors' fees and expenses	2,133
Accounting fees	8,166
Custodian fees	20,294
Professional fees	14,440
Registration fees	20,087
Reports to shareholders	3,017
Miscellaneous	2,905
Total expenses	256,093
Reimbursement from Advisor:
Class A	(20,322)
Class I	(17,606)
Class Y	(7,360)
Administrative fees waived	(5,416)
Net expenses	205,389
NET INVESTMENT INCOME	553,383

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(164,830)
Futures	41,019
(123,811)

Change in unrealized appreciation (depreciation) on:
Investments	878,621
Futures	1,910
880,531

NET REALIZED AND UNREALIZED GAIN (LOSS)	756,720

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,310,103
See notes to financial statements.

calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

CALVERT GREEN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Operations:
Net investment income	$553,383	$647,539
Net realized gain (loss)	(123,811)	94,702
Change in unrealized appreciation (depreciation)	880,531	(95,979)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,310,103	646,262

Distributions to shareholders from:
Net investment income:
Class A shares	(191,962)	(238,749)
Class I shares	(262,407)	(312,643)
Class Y shares	(98,482)	(96,395)
Net realized gain:
Class A shares	(41,623)	(112,953)
Class I shares	(54,265)	(115,207)
Class Y shares	(21,662)	(13,226)
Total distributions	(670,401)	(889,173)

Capital share transactions:
Shares sold:
Class A shares	9,044,370	16,387,578
Class I shares	2,939,046	15,689,941
Class Y shares	5,966,269	7,857,931
Reinvestment of distributions:
Class A shares	218,576	316,593
Class I shares	198,429	156,235
Class Y shares	89,278	75,016
Redemption fees:
Class A shares	—	2,517
Class Y shares	—	151
Shares redeemed:
Class A shares	(6,163,670)	(4,073,252)
Class I shares	(7,185,087)	(289,778)
Class Y shares	(793,293)	(1,376,015)
Total capital share transactions	4,313,918	34,746,917

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,953,620	34,504,006

NET ASSETS
Beginning of period	59,165,141	24,661,135
End of period (including undistributed net investment income of $1,019 and $487, respectively)	$64,118,761	$59,165,141
See notes to financial statements.

14 calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Shares sold:
Class A shares	599,127	1,072,847
Class I shares	194,107	1,038,982
Class Y shares	394,991	512,333
Reinvestment of distributions:
Class A shares	14,486	20,765
Class I shares	13,160	10,287
Class Y shares	5,904	4,907
Shares redeemed:
Class A shares	(408,375)	(265,793)
Class I shares	(476,736)	(19,167)
Class Y shares	(52,447)	(90,336)
Total capital share activity	284,217	2,284,825
See notes to financial statements.

calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Green Bond Fund (the "Fund"), a series of Calvert Impact Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. Calvert Impact Fund, Inc. is comprised of four separate series. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Fund, which commenced operations on October 31, 2013, offers three classes of shares - Classes A, I, and Y. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

16 calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, securities valued at $144,108 or 0.2% of net assets, were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Fund's holdings as of March 31, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$5,914,835	$—	$5,914,835
Commercial Mortgage-Backed Securities	—	1,318,633	—	1,318,633
Corporate Bonds	—	35,565,525	—	35,565,525
High Social Impact Investments	—	144,108	—	144,108
Municipal Obligations	—	5,879,740	—	5,879,740
Sovereign Government Bonds	—	6,396,500	—	6,396,500
U.S. Government Agencies and Instrumentalities	—	1,043,808	—	1,043,808
U.S. Government Agency Mortgage-Backed Securities	—	152,667	—	152,667
U.S. Treasury Obligations	—	3,908,183	—	3,908,183
Time Deposit	—	5,483,844	—	5,483,844

TOTAL	$—	$65,807,843	$—	$65,807,843
Futures Contracts**	$7,129	$—	$—	$7,129

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures

calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

contracts may include, but are not limited to, futures contracts based on U.S. government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
The Fund’s futures contracts at period end are presented in the Schedule of Investments.
At March 31, 2016, the Fund had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest Rate	Unrealized appreciation on futures contracts	$18,387*	Unrealized depreciation on futures contracts	($11,258)*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Interest Rate	Futures	$41,019	$1,910

During the period, the Fund used U.S. Treasury Bond and Notes futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description			Average Number of Contracts*
Futures contracts long			5
Futures contracts short			(25)
* Averages are based on activity levels during the period ended March 31, 2016.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.
The Fund may invest in Community Investment Notes issued by the Calvert Social Investment Foundation (the “CSI Foundation”). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from Calvert and its subsidiaries. The Fund has received an exemptive order from the Securities and Exchange Commission permitting the Fund to make investments in these notes under certain conditions.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

18 calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.30% of the Fund’s average daily net assets.
The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2017 for Class A, I and Y. The contractual expense caps are 0.88%, 0.50%, and 0.63%, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Fund’s average daily net assets.
For the period October 1, 2015 to January 31, 2016, the administrative fee was 0.20% for Class A and Y and 0.10% for Class I. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on February 1, 2016. CIAS voluntarily waived 0.08% (the amount of the administrative fee above 0.12%) for Class A and Y shares of the Fund for the period from December 1, 2015 through January 31, 2016. CIAS has also contractually agreed to waive 0.02% for Class I shares of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from February 1, 2016 through January 31, 2018. During the six-month period ended March 31, 2016, CIAS voluntarily waived $4,601.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.50% annually of the Fund’s average daily net assets of Class A. The amount actually paid by the Fund is an annualized fee, payable monthly, of 0.25% of the Fund’s average daily net assets of Class A. Class I and Y shares do not have Distribution Plan expenses.
CID received $10,771 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended March 31, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $2,060 for the period ended March 31, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $52,000 plus a meeting fee of up to $3,000 for each Board meeting attended. Additional fees of $6,000 annually may be paid to the Committee chairs ($10,000 for the Board Chair and the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Fund’s assets. Directors’ fees are allocated to each of the funds served.

calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than U.S. government and short-term securities, were $33,176,404 and $14,060,509, respectively. U.S. government security purchases and sales were $75,860,207 and $88,366,187, respectively.
As of March 31, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$1,069,661
Unrealized (depreciation)	(200,584)
Net unrealized appreciation (depreciation)	$869,077
Federal income tax cost of investments	$64,938,766
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Fund had no borrowings under the agreement during the period ended March 31, 2016.
NOTE E — SUBSEQUENT EVENTS
The Board of Directors (the “Board”) has approved certain changes to the Fund that are intended to give the Fund greater flexibility to invest in “green” investments. First, the Board approved the elimination of the 25% limitation on the Fund’s investment in foreign debt securities. Second, the Fund’s primary benchmark has been changed from the Barclays U.S. Aggregate Index to the Barclays 1-3 Month U.S. Treasury Bill Index.  These changes will become effective on May 20, 2016. Please see the Prospectus for additional information related to these changes.
In preparing the financial statements as of March 31, 2016, no other subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

20 calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)(b)
Net asset value, beginning	$15.14	$15.20	$15.00
Income from investment operations:
Net investment income	0.12	0.23	0.17
Net realized and unrealized gain (loss)	0.18	0.06	0.17
Total from investment operations	0.30	0.29	0.34
Distributions from:
Net investment income	(0.12)	(0.22)	(0.14)
Net realized gain	(0.03)	(0.13)	—
Total distributions	(0.15)	(0.35)	(0.14)
Total increase (decrease) in net asset value	0.15	(0.06)	0.20
Net asset value, ending	$15.29	$15.14	$15.20
Total return (c)	1.99%	1.95%	2.29%
Ratios to average net assets: (d)
Net investment income	1.60%(e)	1.49%	1.21%(e)
Total expenses	1.08%(e)	1.24%	1.99%(e)
Net expenses	0.88%(e)	0.88%	0.88%(e)
Portfolio turnover	189%	444%	545%
Net assets, ending (in thousands)	$26,478	$23,108	$10,622

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 31, 2013 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

CALVERT GREEN BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)(b)
Net asset value, beginning	$15.13	$15.18	$15.00
Income from investment operations:
Net investment income	0.15	0.29	0.21
Net realized and unrealized gain (loss)	0.19	0.06	0.18
Total from investment operations	0.34	0.35	0.39
Distributions from:
Net investment income	(0.15)	(0.27)	(0.21)
Net realized gain	(0.03)	(0.13)	—
Total distributions	(0.18)	(0.40)	(0.21)
Total increase (decrease) in net asset value	0.16	(0.05)	0.18
Net asset value, ending	$15.29	$15.13	$15.18
Total return (c)	2.25%	2.36%	2.58%
Ratios to average net assets: (d)
Net investment income	1.96%(e)	1.89%	1.51%(e)
Total expenses	0.64%(e)	0.76%	1.17%(e)
Net expenses	0.50%(e)	0.50%	0.50%(e)
Portfolio turnover	189%	444%	545%
Net assets, ending (in thousands)	$24,709	$28,540	$12,994

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 31, 2013 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

22 calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)(b)
Net asset value, beginning	$15.17	$15.22	$15.00
Income from investment operations:
Net investment income	0.14	0.27	0.17
Net realized and unrealized gain (loss)	0.18	0.06	0.21
Total from investment operations	0.32	0.33	0.38
Distributions from:
Net investment income	(0.14)	(0.25)	(0.16)
Net realized gain	(0.03)	(0.13)	—
Total distributions	(0.17)	(0.38)	(0.16)
Total increase (decrease) in net asset value	0.15	(0.05)	0.22
Net asset value, ending	$15.32	$15.17	$15.22
Total return (c)	2.12%	2.21%	2.56%
Ratios to average net assets: (d)
Net investment income	1.87%(e)	1.74%	1.56%(e)
Total expenses	0.80%(e)	1.10%	14.21%(e)
Net expenses	0.63%(e)	0.63%	0.63%(e)
Portfolio turnover	189%	444%	545%
Net assets, ending (in thousands)	$12,931	$7,517	$1,046

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 31, 2013 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACTS
At a meeting held on December 8, 2015, the Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between Calvert Impact Fund, Inc. and the Advisor with respect to the Fund.
In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses and fees to comparable mutual funds.
The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the allocation of the Fund’s brokerage, including the Advisor’s process for monitoring “best execution”; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Directors’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the responsible investing research and analysis provided by the Advisor to the Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Fund’s and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Fund and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall

24 calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that the Fund performed above the median of its peer group for the one-year period June 30, 2015. The data also indicated that the Fund outperformed its Lipper index for the one-year period ended June 30, 2015. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. The Board noted that the entire advisory fee was being reimbursed. Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor was reimbursing a portion of the Fund’s expenses. The Board noted the Advisor’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the responsible investing research and analysis provided by the Advisor. The Board noted that the Fund’s administrator had agreed to implement an administrative fee change effective December 1, 2015, which is expected to reduce the administrative fee paid by certain classes of shares; however, the impact of the fee change is not yet reflected in the Fund’s total expenses. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide services to the Fund. The Board also noted that the Advisor had reimbursed a portion of the expenses of the Fund. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the Fund’s performance is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

calvert.com CALVERT GREEN BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Calvert Green Bond Fund Summary Prospectus (Class A and Y)
dated February 1, 2016
Calvert Green Bond Fund Summary Prospectus (Class I)
dated February 1, 2016
Date of Supplement: March 22, 2016
The Board of Directors (the “Board”) for Calvert Green Bond Fund (the “Fund”) has approved certain changes to the Fund that are intended to give the Fund greater flexibility to invest in “green” investments. First, the Board approved the elimination of the 25% limitation on the Fund’s investment in foreign debt securities. Second, the Fund’s primary benchmark has been changed from the Barclays U.S. Aggregate Index to the Barclays 1-3 Month U.S. Treasury Bill Index.
Both of these changes are designed to allow Calvert Investment Management, Inc., the Fund’s investment adviser, greater flexibility to invest the Fund’s assets in “green” investments, including debt securities of foreign issuers.
These changes will become effective on May 20, 2016.

[Not Part of Shareholder Report]

CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: April 8, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Mauricio Agudelo no longer serves as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Bond Portfolio and Calvert Green Bond Fund (each, a “Fund”). Vishal Khanduja, CFA, Matthew Duch and Brian S. Ellis, CFA, remain on the portfolio management team for each Fund.
Effective immediately, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since August 2009
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

[Not Part of Shareholder Report]

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since March 2010
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Matthew Duch	Vice President, Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management, delete all references to Mauricio Agudelo.

[Not Part of Shareholder Report]

CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: May 16, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Matthew Duch will no longer serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Green Bond Fund and Calvert Bond Portfolio (each, a “Fund”) effective as of June 30, 2016. Vishal Khanduja, CFA and Brian S. Ellis, CFA, will remain on the portfolio management team for each Fund.
In addition, Patrick Faul, CFA, FRM, will be added to the portfolio of Calvert High Yield Bond Fund effective as of June 30, 2016.
Accordingly, effective June 30, 2016, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

[Not Part of Shareholder Report]

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Patrick Faul, CFA, FRM	Vice President, Head of Credit Research	Since June 2016
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management”on page 46, delete all references to Matthew Duch.

[Not Part of Shareholder Report]

CALVERT GREEN BOND FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Global Value Fund
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Global Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)     This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not applicable.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)    Not applicable.

(b)    A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By: /s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date: May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date:     May 24, 2016

/s/ Vicki L. Benjamin
Vicki L. Benjamin
Treasurer -- Principal Financial Officer

Date:     May 24, 2016